UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	9-30-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

VP Balanced Fund

September 30, 2013

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 59.4%

AEROSPACE AND DEFENSE — 3.2%
Alliant Techsystems, Inc.	2,189	213,559
Boeing Co. (The)	9,838	1,155,965
Exelis Inc.	2,355	36,997
General Dynamics Corp.	4,570	399,966
Honeywell International, Inc.	11,293	937,771
Northrop Grumman Corp.	5,182	493,637
Raytheon Co.	10,009	771,394

		4,009,289

AIRLINES†
Allegiant Travel Co.	394	41,512

BEVERAGES — 0.8%
Coca-Cola Co. (The)	4,233	160,346
PepsiCo, Inc.	10,998	874,341

		1,034,687

BIOTECHNOLOGY — 1.5%
Amgen, Inc.	9,078	1,016,191
Biogen Idec, Inc.(1)	1,667	401,347
Celgene Corp.(1)	963	148,235
Myriad Genetics, Inc.(1)	5,441	127,863
United Therapeutics Corp.(1)	3,169	249,876

		1,943,512

CAPITAL MARKETS — 0.3%
Federated Investors, Inc., Class B	4,827	131,101
Goldman Sachs Group, Inc. (The)	1,382	218,646

		349,747

CHEMICALS — 1.9%
Dow Chemical Co. (The)	20,130	772,992
LyondellBasell Industries NV, Class A	10,140	742,552
Monsanto Co.	609	63,562
NewMarket Corp.	465	133,878
PPG Industries, Inc.	4,520	755,111

		2,468,095

COMMERCIAL BANKS — 0.9%
Wells Fargo & Co.	27,630	1,141,672

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Deluxe Corp.	3,123	130,104

COMMUNICATIONS EQUIPMENT — 1.7%
Cisco Systems, Inc.	53,624	1,255,874
QUALCOMM, Inc.	14,265	960,890

		2,216,764

COMPUTERS AND PERIPHERALS — 3.5%
Apple, Inc.	5,520	2,631,660
EMC Corp.	32,716	836,221

Hewlett-Packard Co.	26,219	550,074
Seagate Technology plc	4,434	193,943
Western Digital Corp.	3,922	248,655

		4,460,553

CONSUMER FINANCE — 0.7%
American Express Co.	5,578	421,250
Cash America International, Inc.	10,264	464,754

		886,004

CONTAINERS AND PACKAGING — 0.8%
Owens-Illinois, Inc.(1)	13,650	409,773
Packaging Corp. of America	10,411	594,364
Silgan Holdings, Inc.	641	30,127
Sonoco Products Co.	390	15,187

		1,049,451

DIVERSIFIED CONSUMER SERVICES — 0.1%
Outerwall, Inc.(1)	2,524	126,175

DIVERSIFIED FINANCIAL SERVICES — 2.5%
Bank of America Corp.	9,945	137,241
Berkshire Hathaway, Inc., Class B(1)	3,064	347,795
Citigroup, Inc.	26,926	1,306,180
JPMorgan Chase & Co.	9,452	488,574
Moody's Corp.	7,599	534,438
MSCI, Inc., Class A(1)	9,155	368,580

		3,182,808

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	44,569	1,507,324
CenturyLink, Inc.	19,092	599,107
Verizon Communications, Inc.	25,278	1,179,471

		3,285,902

ELECTRIC UTILITIES — 0.5%
Edison International	13,887	639,635

ELECTRICAL EQUIPMENT — 1.3%
Emerson Electric Co.	13,668	884,320
Rockwell Automation, Inc.	7,198	769,754

		1,654,074

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
TE Connectivity Ltd.	10,216	528,984

ENERGY EQUIPMENT AND SERVICES — 0.8%
Ensco plc, Class A	264	14,190
Helmerich & Payne, Inc.	4,375	301,656
Nabors Industries Ltd.	36,855	591,892
RPC, Inc.	10,479	162,110

		1,069,848

FOOD AND STAPLES RETAILING — 1.4%
Kroger Co. (The)	17,141	691,468
Rite Aid Corp.(1)	51,875	246,925
Safeway, Inc.	24,197	774,062

Wal-Mart Stores, Inc.	529	39,125

		1,751,580

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	20,956	772,019
General Mills, Inc.	14,992	718,417
Tyson Foods, Inc., Class A	20,646	583,869

		2,074,305

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.7%
Abbott Laboratories	24,370	808,840
Becton Dickinson and Co.	6,645	664,633
Medtronic, Inc.	16,896	899,712
St. Jude Medical, Inc.	14,199	761,634
Stryker Corp.	3,598	243,189
Zimmer Holdings, Inc.	564	46,327

		3,424,335

HOTELS, RESTAURANTS AND LEISURE — 1.0%
Bally Technologies, Inc.(1)	7,578	546,071
Cracker Barrel Old Country Store, Inc.	2,284	235,800
International Game Technology	27,616	522,771

		1,304,642

HOUSEHOLD DURABLES — 0.7%
Newell Rubbermaid, Inc.	18,069	496,897
Whirlpool Corp.	2,974	435,513

		932,410

HOUSEHOLD PRODUCTS — 1.3%
Energizer Holdings, Inc.	6,055	551,913
Kimberly-Clark Corp.	6,674	628,825
Procter & Gamble Co. (The)	6,441	486,875

		1,667,613

INDUSTRIAL CONGLOMERATES — 1.2%
Danaher Corp.	12,073	836,901
General Electric Co.	27,706	661,896

		1,498,797

INSURANCE — 3.3%
Aflac, Inc.	13,096	811,821
American International Group, Inc.	19,951	970,217
Amtrust Financial Services, Inc.	6,748	263,577
Arch Capital Group Ltd.(1)	485	26,253
First American Financial Corp.	7,727	188,152
MetLife, Inc.	1,264	59,345
Old Republic International Corp.	3,722	57,319
Protective Life Corp.	1,013	43,103
Reinsurance Group of America, Inc.	5,537	370,924
RenaissanceRe Holdings Ltd.	6,004	543,542
StanCorp Financial Group, Inc.	321	17,661
Torchmark Corp.	1,912	138,333
Travelers Cos., Inc. (The)	7,685	651,458

		4,141,705

INTERNET AND CATALOG RETAIL — 0.3%
Expedia, Inc.	7,844	406,241

INTERNET SOFTWARE AND SERVICES — 1.4%
Google, Inc., Class A(1)	2,039	1,785,980

IT SERVICES — 1.6%
Accenture plc, Class A	11,034	812,544
International Business Machines Corp.	6,692	1,239,224

		2,051,768

LEISURE EQUIPMENT AND PRODUCTS — 0.7%
Hasbro, Inc.	13,655	643,697
Mattel, Inc.	5,308	222,193

		865,890

MACHINERY — 0.2%
Crane Co.	3,481	214,673
Snap-On, Inc.	696	69,252

		283,925

MEDIA — 0.7%
Time Warner, Inc.	13,653	898,504

MULTILINE RETAIL — 0.7%
Dillard's, Inc., Class A	6,961	545,046
Target Corp.	5,263	336,727

		881,773

OIL, GAS AND CONSUMABLE FUELS — 3.9%
Anadarko Petroleum Corp.	3,622	336,810
Chevron Corp.	5,295	643,342
ConocoPhillips	4,579	318,286
Exxon Mobil Corp.	15,763	1,356,249
Gran Tierra Energy, Inc.(1)	2,130	15,102
HollyFrontier Corp.	436	18,360
Marathon Petroleum Corp.	10,372	667,127
Phillips 66	9,144	528,706
Valero Energy Corp.	18,313	625,389
Western Refining, Inc.	16,121	484,275

		4,993,646

PHARMACEUTICALS — 5.0%
AbbVie, Inc.	8,059	360,479
Allergan, Inc.	4,017	363,338
Eli Lilly & Co.	15,531	781,675
Johnson & Johnson	21,136	1,832,280
Merck & Co., Inc.	27,743	1,320,844
Pfizer, Inc.	57,311	1,645,399
Questcor Pharmaceuticals, Inc.	1,139	66,062

		6,370,077

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.4%
Broadcom Corp., Class A	10,889	283,223
Texas Instruments, Inc.	4,920	198,128

		481,351

SOFTWARE — 3.1%
Activision Blizzard, Inc.	22,955	382,660
CA, Inc.	14,681	435,585
Microsoft Corp.	55,814	1,859,165
Oracle Corp.	36,619	1,214,652

		3,892,062

SPECIALTY RETAIL — 2.9%
Buckle, Inc. (The)	2,804	151,556
GameStop Corp., Class A	6,044	300,085
Gap, Inc. (The)	15,741	634,048
Home Depot, Inc. (The)	14,759	1,119,470
Lowe's Cos., Inc.	15,507	738,288
PetSmart, Inc.	4,340	330,968
Staples, Inc.	25,373	371,714

		3,646,129

TEXTILES, APPAREL AND LUXURY GOODS — 0.9%
Hanesbrands, Inc.	8,977	559,357
Ralph Lauren Corp.	3,417	562,882

		1,122,239

THRIFTS AND MORTGAGE FINANCE — 0.5%
Ocwen Financial Corp.(1)	10,079	562,106

TOBACCO — 0.3%
Philip Morris International, Inc.	1,432	123,997
Universal Corp.	5,426	276,346

		400,343

TOTAL COMMON STOCKS (Cost $59,991,700)		75,656,237

U.S. TREASURY SECURITIES — 12.8%

U.S. Treasury Bonds, 5.50%, 8/15/28	20,000	25,608
U.S. Treasury Bonds, 5.25%, 2/15/29	320,000	400,200
U.S. Treasury Bonds, 5.375%, 2/15/31	250,000	318,965
U.S. Treasury Bonds, 4.375%, 11/15/39	510,000	577,216
U.S. Treasury Bonds, 4.375%, 5/15/41	210,000	237,333
U.S. Treasury Bonds, 3.125%, 11/15/41	50,000	45,078
U.S. Treasury Bonds, 2.75%, 11/15/42	650,000	537,976
U.S. Treasury Bonds, 3.125%, 2/15/43	400,000	358,375
U.S. Treasury Bonds, 2.875%, 5/15/43	50,000	42,437
U.S. Treasury Notes, 0.50%, 10/15/13	300,000	300,058
U.S. Treasury Notes, 0.75%, 12/15/13	500,000	500,742
U.S. Treasury Notes, 1.25%, 2/15/14	500,000	502,256
U.S. Treasury Notes, 2.25%, 1/31/15	800,000	822,031
U.S. Treasury Notes, 0.25%, 5/31/15	2,500,000	2,499,755
U.S. Treasury Notes, 1.875%, 6/30/15	300,000	308,361
U.S. Treasury Notes, 0.375%, 11/15/15(2)	400,000	400,125
U.S. Treasury Notes, 1.375%, 11/30/15	400,000	408,641
U.S. Treasury Notes, 0.375%, 1/15/16	1,400,000	1,399,289
U.S. Treasury Notes, 0.875%, 2/28/17	350,000	350,602
U.S. Treasury Notes, 2.375%, 7/31/17	700,000	736,422
U.S. Treasury Notes, 0.75%, 10/31/17	300,000	295,992
U.S. Treasury Notes, 1.875%, 10/31/17	200,000	206,336

U.S. Treasury Notes, 0.875%, 1/31/18	650,000	641,774
U.S. Treasury Notes, 2.625%, 4/30/18	85,000	90,220
U.S. Treasury Notes, 1.375%, 7/31/18	3,180,000	3,186,583
U.S. Treasury Notes, 1.75%, 5/15/23	1,160,000	1,075,401

TOTAL U.S. TREASURY SECURITIES (Cost $16,312,524)		16,267,776

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 10.6%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.4%
FHLMC, VRN, 1.75%, 10/15/13	49,483	49,711
FHLMC, VRN, 1.85%, 10/15/13	97,579	98,547
FHLMC, VRN, 1.97%, 10/15/13	64,446	65,461
FHLMC, VRN, 1.98%, 10/15/13	74,383	75,546
FHLMC, VRN, 2.07%, 10/15/13	140,021	140,391
FHLMC, VRN, 2.36%, 10/15/13	116,975	114,735
FHLMC, VRN, 2.37%, 10/15/13	170,631	167,098
FHLMC, VRN, 2.43%, 10/15/13	34,787	36,872
FHLMC, VRN, 2.58%, 10/15/13	33,175	34,475
FHLMC, VRN, 2.89%, 10/15/13	21,929	22,167
FHLMC, VRN, 3.23%, 10/15/13	28,406	29,937
FHLMC, VRN, 3.28%, 10/15/13	78,428	81,237
FHLMC, VRN, 3.80%, 10/15/13	39,384	41,299
FHLMC, VRN, 4.05%, 10/15/13	46,604	49,165
FHLMC, VRN, 4.36%, 10/15/13	65,154	67,637
FHLMC, VRN, 5.18%, 10/15/13	49,508	51,699
FHLMC, VRN, 5.40%, 10/15/13	35,968	37,829
FHLMC, VRN, 5.79%, 10/15/13	83,743	87,268
FHLMC, VRN, 5.95%, 10/15/13	107,725	114,432
FHLMC, VRN, 6.13%, 10/15/13	40,969	43,492
FNMA, VRN, 2.70%, 10/25/13	83,010	83,321
FNMA, VRN, 3.31%, 10/25/13	45,937	47,299
FNMA, VRN, 3.36%, 10/25/13	42,454	45,202
FNMA, VRN, 3.81%, 10/25/13	73,605	77,337
FNMA, VRN, 3.93%, 10/25/13	48,283	50,837
FNMA, VRN, 3.94%, 10/25/13	27,842	29,540
FNMA, VRN, 5.39%, 10/25/13	50,020	53,933

		1,796,467

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 9.2%
FHLMC, 7.00%, 11/1/13	236	237
FHLMC, 6.50%, 6/1/16	14,855	15,543
FHLMC, 6.50%, 6/1/16	14,773	15,621
FHLMC, 4.50%, 1/1/19	130,005	137,700
FHLMC, 6.50%, 1/1/28	6,852	7,744
FHLMC, 6.50%, 6/1/29	6,666	7,488
FHLMC, 8.00%, 7/1/30	6,968	8,151
FHLMC, 5.50%, 12/1/33	210,067	231,146
FHLMC, 5.50%, 1/1/38	55,961	60,629
FHLMC, 6.00%, 8/1/38	33,336	36,451
FHLMC, 4.00%, 4/1/41	255,486	268,460
FHLMC, 6.50%, 7/1/47	6,809	7,301

FNMA, 6.00%, 1/1/14	775	780
FNMA, 4.50%, 5/1/19	55,412	58,981
FNMA, 4.50%, 5/1/19	77,702	82,681
FNMA, 6.50%, 1/1/28	5,361	5,934
FNMA, 6.50%, 1/1/29	16,804	19,125
FNMA, 7.50%, 7/1/29	36,585	41,958
FNMA, 7.50%, 9/1/30	7,338	8,723
FNMA, 5.00%, 7/1/31	251,595	278,381
FNMA, 6.50%, 1/1/32	21,768	25,488
FNMA, 5.50%, 6/1/33	57,465	62,718
FNMA, 5.50%, 8/1/33	136,669	149,455
FNMA, 5.00%, 11/1/33	343,813	374,663
FNMA, 5.50%, 1/1/34	110,814	121,188
FNMA, 5.00%, 4/1/35	313,450	340,716
FNMA, 4.50%, 9/1/35	198,161	212,090
FNMA, 5.00%, 2/1/36	307,226	333,651
FNMA, 5.50%, 1/1/37	248,214	270,847
FNMA, 5.50%, 2/1/37	62,336	67,948
FNMA, 6.00%, 7/1/37	435,138	474,941
FNMA, 6.50%, 8/1/37	67,189	72,602
FNMA, 3.50%, 1/1/41	692,628	706,348
FNMA, 4.00%, 1/1/41	891,295	939,584
FNMA, 4.50%, 1/1/41	326,744	349,963
FNMA, 4.50%, 2/1/41	272,113	291,393
FNMA, 4.00%, 5/1/41	246,822	259,433
FNMA, 4.50%, 7/1/41	303,430	325,905
FNMA, 4.50%, 9/1/41	81,994	87,854
FNMA, 4.00%, 12/1/41	360,249	378,953
FNMA, 4.00%, 1/1/42	103,267	108,388
FNMA, 4.00%, 1/1/42	411,428	432,341
FNMA, 4.00%, 3/1/42	302,209	317,617
FNMA, 3.50%, 5/1/42	666,677	680,119
FNMA, 3.50%, 6/1/42	141,111	144,003
FNMA, 3.50%, 9/1/42	435,943	445,285
FNMA, 6.50%, 8/1/47	16,129	17,366
FNMA, 6.50%, 8/1/47	13,053	14,070
FNMA, 6.50%, 9/1/47	54,836	59,021
FNMA, 6.50%, 9/1/47	1,678	1,807
FNMA, 6.50%, 9/1/47	4,965	5,348
FNMA, 6.50%, 9/1/47	15,292	16,458
FNMA, 6.50%, 9/1/47	4,816	5,182
GNMA, 7.00%, 4/20/26	22,230	26,003
GNMA, 7.50%, 8/15/26	13,677	16,389
GNMA, 7.00%, 2/15/28	4,696	4,815
GNMA, 7.50%, 2/15/28	4,662	4,811
GNMA, 6.50%, 5/15/28	1,231	1,402
GNMA, 6.50%, 5/15/28	2,513	2,823
GNMA, 7.00%, 12/15/28	6,497	6,820
GNMA, 7.00%, 5/15/31	41,837	49,538
GNMA, 5.50%, 11/15/32	126,797	139,792
GNMA, 4.50%, 1/15/40	138,118	149,178
GNMA, 4.00%, 1/20/41	588,214	625,015
GNMA, 4.50%, 5/20/41	333,406	360,273

GNMA, 4.50%, 6/15/41	137,668	150,259
GNMA, 4.00%, 12/15/41	592,832	626,959
GNMA, 3.50%, 7/20/42	197,651	204,097

		11,753,953

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $13,250,077)		13,550,420

CORPORATE BONDS — 10.1%

AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 4.75%, 7/15/20	20,000	20,983
Lockheed Martin Corp., 4.25%, 11/15/19	30,000	32,658
Raytheon Co., 2.50%, 12/15/22	30,000	27,575
United Technologies Corp., 5.70%, 4/15/40	30,000	34,383
United Technologies Corp., 4.50%, 6/1/42	10,000	9,751

		125,350

AUTOMOBILES — 0.2%
American Honda Finance Corp., 2.50%, 9/21/15(4)	60,000	61,955
American Honda Finance Corp., 1.50%, 9/11/17(4)	10,000	9,894
Ford Motor Co., 4.75%, 1/15/43	10,000	8,957
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	80,000	87,862
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	50,000	55,689

		224,357

BEVERAGES — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	50,000	62,999
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	40,000	46,052
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	40,000	37,092
Coca-Cola Co. (The), 1.80%, 9/1/16	40,000	41,159
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	10,000	10,384
PepsiCo, Inc., 2.75%, 3/1/23	20,000	18,780
SABMiller Holdings, Inc., 2.45%, 1/15/17(4)	50,000	51,419
SABMiller Holdings, Inc., 3.75%, 1/15/22(4)	20,000	20,203

		288,088

BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17	30,000	30,477
Amgen, Inc., 4.10%, 6/15/21	20,000	20,705
Amgen, Inc., 5.375%, 5/15/43	30,000	29,985
Celgene Corp., 3.25%, 8/15/22	20,000	19,009
Gilead Sciences, Inc., 4.40%, 12/1/21	20,000	21,468

		121,644

CAPITAL MARKETS — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	20,000	20,285
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	90,000	105,103
Jefferies Group, Inc., 5.125%, 4/13/18	30,000	32,347

		157,735

CHEMICALS — 0.1%
Ashland, Inc., 4.75%, 8/15/22	20,000	18,850
Dow Chemical Co. (The), 2.50%, 2/15/16	20,000	20,673
Dow Chemical Co. (The), 4.25%, 11/15/20	20,000	20,960

Eastman Chemical Co., 2.40%, 6/1/17	10,000	10,155
Eastman Chemical Co., 3.60%, 8/15/22	40,000	38,999
Ecolab, Inc., 4.35%, 12/8/21	30,000	31,675

		141,312

COMMERCIAL BANKS — 0.8%
Bank of America N.A., 5.30%, 3/15/17	240,000	264,755
Bank of Montreal, MTN, 1.45%, 4/9/18	20,000	19,570
Bank of Nova Scotia, 2.55%, 1/12/17	30,000	31,110
BB&T Corp., MTN, 5.70%, 4/30/14	20,000	20,620
BB&T Corp., MTN, 3.20%, 3/15/16	30,000	31,462
BB&T Corp., MTN, 2.05%, 6/19/18	20,000	19,946
Capital One Financial Corp., 2.15%, 3/23/15	20,000	20,331
Capital One Financial Corp., 1.00%, 11/6/15	20,000	19,911
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	80,000	80,270
HSBC Bank plc, 3.50%, 6/28/15(4)	40,000	41,868
Intesa Sanpaolo SpA, 3.875%, 1/16/18	10,000	9,842
KFW, 4.125%, 10/15/14	60,000	62,401
KFW, 2.00%, 6/1/16	60,000	62,183
KFW, 2.00%, 10/4/22	50,000	46,622
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	30,000	32,054
SunTrust Banks, Inc., 3.60%, 4/15/16	11,000	11,622
Toronto-Dominion Bank (The), 2.375%, 10/19/16	50,000	51,765
U.S. Bancorp., 3.44%, 2/1/16	30,000	31,376
U.S. Bancorp., MTN, 3.00%, 3/15/22	20,000	19,551
U.S. Bancorp., MTN, 2.95%, 7/15/22	10,000	9,430
Wachovia Bank N.A., 4.80%, 11/1/14	74,000	77,370
Wells Fargo & Co., 3.68%, 6/15/16	30,000	32,000
Wells Fargo & Co., MTN, 4.60%, 4/1/21	40,000	43,520

		1,039,579

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18	20,000	21,325
Republic Services, Inc., 3.55%, 6/1/22	50,000	48,914

		70,239

COMMUNICATIONS EQUIPMENT — 0.1%
Apple, Inc., 1.00%, 5/3/18	30,000	28,936
Apple, Inc., 2.40%, 5/3/23	40,000	36,300
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	10,000	9,039
Cisco Systems, Inc., 5.90%, 2/15/39	20,000	23,278

		97,553

COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 4.30%, 6/1/21	40,000	38,936
Hewlett-Packard Co., 4.65%, 12/9/21	20,000	19,683
Seagate HDD Cayman, 4.75%, 6/1/23(4)	30,000	29,025

		87,644

CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22	20,000	19,556

CONSUMER FINANCE — 0.3%
American Express Co., 1.55%, 5/22/18	20,000	19,577
American Express Credit Corp., 1.30%, 7/29/16	40,000	40,276
American Express Credit Corp., MTN, 2.75%, 9/15/15	80,000	83,067

American Express Credit Corp., MTN, 2.375%, 3/24/17	50,000	51,648
Equifax, Inc., 3.30%, 12/15/22	30,000	28,204
PNC Bank N.A., 6.00%, 12/7/17	80,000	92,728
SLM Corp., MTN, 5.00%, 10/1/13	40,000	40,000

		355,500

CONTAINERS AND PACKAGING†
Ball Corp., 6.75%, 9/15/20	30,000	32,587
Ball Corp., 4.00%, 11/15/23	20,000	18,050

		50,637

DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17	10,000	9,796
Catholic Health Initiatives, 2.95%, 11/1/22	20,000	18,621
Johns Hopkins University, 4.08%, 7/1/53	10,000	9,053

		37,470

DIVERSIFIED FINANCIAL SERVICES — 1.6%
Bank of America Corp., 4.50%, 4/1/15	10,000	10,506
Bank of America Corp., 3.75%, 7/12/16	60,000	63,637
Bank of America Corp., 6.50%, 8/1/16	50,000	56,715
Bank of America Corp., 5.75%, 12/1/17	40,000	45,174
Bank of America Corp., 5.70%, 1/24/22	40,000	44,774
Bank of America Corp., 4.10%, 7/24/23	20,000	19,924
BNP Paribas SA, MTN, 2.70%, 8/20/18	20,000	20,256
Citigroup, Inc., 4.75%, 5/19/15	10,000	10,588
Citigroup, Inc., 4.45%, 1/10/17	30,000	32,513
Citigroup, Inc., 5.50%, 2/15/17	10,000	10,959
Citigroup, Inc., 6.125%, 11/21/17	100,000	115,125
Citigroup, Inc., 1.75%, 5/1/18	40,000	38,845
Citigroup, Inc., 4.50%, 1/14/22	90,000	94,522
Citigroup, Inc., 4.05%, 7/30/22	20,000	19,468
General Electric Capital Corp., 2.25%, 11/9/15	50,000	51,363
General Electric Capital Corp., MTN, 5.00%, 1/8/16	50,000	54,370
General Electric Capital Corp., MTN, 2.30%, 4/27/17	60,000	61,619
General Electric Capital Corp., MTN, 5.625%, 9/15/17	140,000	159,697
General Electric Capital Corp., MTN, 6.00%, 8/7/19	120,000	139,863
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	220,000	248,974
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	30,000	29,823
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	20,000	20,187
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	30,000	33,327
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	20,000	20,933
HSBC Holdings plc, 5.10%, 4/5/21	20,000	22,073
HSBC Holdings plc, 4.00%, 3/30/22	20,000	20,395
JPMorgan Chase & Co., 6.00%, 1/15/18	105,000	120,712
JPMorgan Chase & Co., 4.625%, 5/10/21	60,000	64,070
JPMorgan Chase & Co., 3.25%, 9/23/22	20,000	18,912
Morgan Stanley, 4.75%, 3/22/17	30,000	32,426
Morgan Stanley, 5.75%, 1/25/21	20,000	22,243
Morgan Stanley, 4.875%, 11/1/22	10,000	10,027
Morgan Stanley, 3.75%, 2/25/23	40,000	38,653
Morgan Stanley, MTN, 6.625%, 4/1/18	90,000	104,610
Morgan Stanley, MTN, 5.625%, 9/23/19	50,000	55,882
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	20,000	20,226

UBS AG (Stamford Branch), 5.875%, 12/20/17	100,000	115,583

		2,048,974

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc., 2.625%, 12/1/22	70,000	62,892
AT&T, Inc., 6.55%, 2/15/39	60,000	66,896
AT&T, Inc., 4.30%, 12/15/42	40,000	33,425
British Telecommunications plc, 5.95%, 1/15/18	40,000	45,897
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	30,000	31,275
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	20,000	20,311
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	30,000	36,006
Telefonica Emisiones SAU, 5.88%, 7/15/19	60,000	65,153
Verizon Communications, Inc., 3.65%, 9/14/18	90,000	94,961
Verizon Communications, Inc., 4.50%, 9/15/20	20,000	21,304
Verizon Communications, Inc., 5.15%, 9/15/23	40,000	42,974
Verizon Communications, Inc., 6.40%, 9/15/33	50,000	55,682
Verizon Communications, Inc., 7.35%, 4/1/39	20,000	24,508
Verizon Communications, Inc., 6.55%, 9/15/43	20,000	22,655
Windstream Corp., 7.875%, 11/1/17	20,000	22,400

		646,339

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	70,000	79,625
Jabil Circuit, Inc., 5.625%, 12/15/20	10,000	10,350

		89,975

ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	30,000	31,339
Ensco plc, 4.70%, 3/15/21	20,000	21,269
Transocean, Inc., 2.50%, 10/15/17	20,000	20,076
Transocean, Inc., 6.50%, 11/15/20	30,000	33,546
Transocean, Inc., 6.375%, 12/15/21	10,000	11,138
Weatherford International Ltd., 9.625%, 3/1/19	20,000	25,213

		142,581

FOOD AND STAPLES RETAILING — 0.3%
CVS Caremark Corp., 2.75%, 12/1/22	35,000	32,418
Kroger Co. (The), 6.40%, 8/15/17	50,000	57,682
Kroger Co. (The), 5.15%, 8/1/43	10,000	9,823
Safeway, Inc., 4.75%, 12/1/21	10,000	10,062
Wal-Mart Stores, Inc., 2.55%, 4/11/23	10,000	9,270
Wal-Mart Stores, Inc., 5.875%, 4/5/27	138,000	167,105
Walgreen Co., 1.80%, 9/15/17	20,000	20,091
Walgreen Co., 3.10%, 9/15/22	40,000	37,727

		344,178

FOOD PRODUCTS — 0.1%
Kellogg Co., 4.45%, 5/30/16	50,000	54,499
Kraft Foods Group, Inc., 6.125%, 8/23/18	22,000	25,903
Kraft Foods Group, Inc., 5.00%, 6/4/42	20,000	19,884
Mondelez International, Inc., 6.50%, 2/9/40	20,000	23,552
Tyson Foods, Inc., 4.50%, 6/15/22	10,000	10,401

		134,239

GAS UTILITIES — 0.5%
El Paso Corp., 7.25%, 6/1/18	40,000	45,070
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	30,000	34,658
Enbridge Energy Partners LP, 6.50%, 4/15/18	30,000	34,834
Energy Transfer Partners LP, 4.15%, 10/1/20	40,000	41,183
Energy Transfer Partners LP, 3.60%, 2/1/23	20,000	18,674
Energy Transfer Partners LP, 6.50%, 2/1/42	20,000	21,180
Enterprise Products Operating LLC, 3.70%, 6/1/15	20,000	20,922
Enterprise Products Operating LLC, 6.30%, 9/15/17	30,000	34,740
Enterprise Products Operating LLC, 4.85%, 3/15/44	30,000	28,065
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	30,000	33,406
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	40,000	47,444
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	20,000	19,709
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	40,000	43,569
Magellan Midstream Partners LP, 6.55%, 7/15/19	40,000	47,815
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	20,000	18,950
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	10,000	10,591
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	40,000	39,598
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	30,000	27,983
TransCanada PipeLines Ltd., 2.50%, 8/1/22	30,000	27,658
Williams Cos., Inc. (The), 3.70%, 1/15/23	20,000	18,105
Williams Partners LP, 4.125%, 11/15/20	30,000	30,421

		644,575

HEALTH CARE EQUIPMENT AND SUPPLIES†
Baxter International, Inc., 3.20%, 6/15/23	10,000	9,782
Medtronic, Inc., 2.75%, 4/1/23	20,000	18,833

		28,615

HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Aetna, Inc., 2.75%, 11/15/22	30,000	27,752
Express Scripts Holding Co., 2.65%, 2/15/17	90,000	92,876
Express Scripts Holding Co., 7.25%, 6/15/19	35,000	42,883
NYU Hospitals Center, 4.43%, 7/1/42	20,000	16,550
UnitedHealth Group, Inc., 2.875%, 3/15/23	20,000	18,867
UnitedHealth Group, Inc., 4.25%, 3/15/43	20,000	18,281
Universal Health Services, Inc., 7.125%, 6/30/16	30,000	33,637
WellPoint, Inc., 3.125%, 5/15/22	30,000	28,551

		279,397

HOTELS, RESTAURANTS AND LEISURE†
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	29,250
Wyndham Worldwide Corp., 2.95%, 3/1/17	10,000	10,272

		39,522

HOUSEHOLD DURABLES — 0.1%
D.R. Horton, Inc., 3.625%, 2/15/18	30,000	29,663
Lennar Corp., 4.75%, 12/15/17	20,000	20,650
Mohawk Industries, Inc., 3.85%, 2/1/23	20,000	19,144
Toll Brothers Finance Corp., 6.75%, 11/1/19	30,000	33,300

		102,757

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(4)	10,000	9,975
General Electric Co., 5.25%, 12/6/17	70,000	79,761

General Electric Co., 2.70%, 10/9/22	70,000	66,186
General Electric Co., 4.125%, 10/9/42	20,000	18,433

		174,355

INSURANCE — 0.5%
Allstate Corp. (The), 4.50%, 6/15/43	10,000	9,731
American International Group, Inc., 6.40%, 12/15/20	40,000	47,221
American International Group, Inc., 4.875%, 6/1/22	40,000	43,003
American International Group, Inc., MTN, 5.85%, 1/16/18	50,000	56,974
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	30,000	32,179
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	20,000	19,469
Berkshire Hathaway, Inc., 4.50%, 2/11/43	50,000	46,769
Genworth Holdings, Inc., 7.20%, 2/15/21	20,000	23,080
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	40,000	43,872
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	10,000	11,242
ING U.S., Inc., 5.50%, 7/15/22	20,000	21,577
ING U.S., Inc., 5.70%, 7/15/43(4)	20,000	19,919
Liberty Mutual Group, Inc., 4.95%, 5/1/22(4)	20,000	20,725
Liberty Mutual Group, Inc., 6.50%, 5/1/42(4)	10,000	10,826
Lincoln National Corp., 6.25%, 2/15/20	40,000	46,607
Markel Corp., 4.90%, 7/1/22	40,000	42,069
MetLife, Inc., 6.75%, 6/1/16	40,000	45,875
MetLife, Inc., 4.125%, 8/13/42	20,000	17,652
Principal Financial Group, Inc., 3.30%, 9/15/22	10,000	9,737
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	10,000	11,300
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	20,000	21,428
Travelers Cos., Inc. (The), 4.60%, 8/1/43	20,000	19,845
WR Berkley Corp., 4.625%, 3/15/22	20,000	20,719

		641,819

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	20,000	20,315
Fidelity National Information Services, Inc., 3.50%, 4/15/23	10,000	9,017
International Business Machines Corp., 1.95%, 7/22/16	40,000	41,226

		70,558

LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	24,651

MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	40,000	38,312
Deere & Co., 5.375%, 10/16/29	60,000	67,432

		105,744

MEDIA — 0.8%
CBS Corp., 3.375%, 3/1/22	20,000	19,146
CBS Corp., 4.85%, 7/1/42	10,000	8,963
Comcast Corp., 5.90%, 3/15/16	74,000	82,771
Comcast Corp., 6.40%, 5/15/38	60,000	71,356
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	50,000	51,980
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	60,000	61,540
Discovery Communications LLC, 5.625%, 8/15/19	25,000	28,563
Discovery Communications LLC, 3.25%, 4/1/23	20,000	18,860
DISH DBS Corp., 7.125%, 2/1/16	10,000	11,013
Lamar Media Corp., 9.75%, 4/1/14	40,000	41,700

NBCUniversal Media LLC, 5.15%, 4/30/20	20,000	22,718
NBCUniversal Media LLC, 4.375%, 4/1/21	60,000	64,720
NBCUniversal Media LLC, 2.875%, 1/15/23	20,000	19,067
News America, Inc., 3.00%, 9/15/22	20,000	18,786
News America, Inc., 6.90%, 8/15/39	30,000	34,982
Qwest Corp., 7.50%, 10/1/14	60,000	63,590
SBA Telecommunications, Inc., 8.25%, 8/15/19	19,000	20,615
Time Warner Cable, Inc., 6.75%, 7/1/18	30,000	33,545
Time Warner Cable, Inc., 4.50%, 9/15/42	20,000	14,672
Time Warner, Inc., 3.40%, 6/15/22	10,000	9,730
Time Warner, Inc., 7.70%, 5/1/32	40,000	50,496
Time Warner, Inc., 5.375%, 10/15/41	20,000	20,020
Viacom, Inc., 4.375%, 9/15/14	30,000	30,976
Viacom, Inc., 4.50%, 3/1/21	30,000	31,331
Viacom, Inc., 3.125%, 6/15/22	10,000	9,336
Virgin Media Secured Finance plc, 6.50%, 1/15/18	80,000	83,500
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	30,000	27,612

		951,588

METALS AND MINING — 0.2%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	20,000	17,972
ArcelorMittal, 5.75%, 8/5/20	30,000	30,825
Barrick North America Finance LLC, 4.40%, 5/30/21	30,000	27,928
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(4)	10,000	9,241
Newmont Mining Corp., 6.25%, 10/1/39	30,000	27,836
Southern Copper Corp., 5.25%, 11/8/42	10,000	8,114
Teck Resources Ltd., 5.375%, 10/1/15	20,000	21,560
Vale Overseas Ltd., 5.625%, 9/15/19	75,000	81,833
Vale Overseas Ltd., 4.625%, 9/15/20	20,000	20,340
Xstrata Canada Financial Corp., 4.95%, 11/15/21(4)	20,000	20,043

		265,692

MULTI-UTILITIES — 0.5%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	10,000	8,405
CMS Energy Corp., 4.25%, 9/30/15	20,000	21,097
CMS Energy Corp., 8.75%, 6/15/19	40,000	51,457
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	20,000	17,832
Constellation Energy Group, Inc., 5.15%, 12/1/20	10,000	10,847
Consumers Energy Co., 2.85%, 5/15/22	10,000	9,755
Consumers Energy Co., 3.375%, 8/15/23	10,000	10,006
Dominion Resources, Inc., 2.75%, 9/15/22	70,000	65,549
Dominion Resources, Inc., 4.90%, 8/1/41	20,000	19,855
Duke Energy Corp., 3.95%, 9/15/14	40,000	41,272
Duke Energy Corp., 1.625%, 8/15/17	30,000	29,916
Duke Energy Corp., 3.55%, 9/15/21	20,000	20,087
Duke Energy Florida, Inc., 6.35%, 9/15/37	20,000	24,456
Edison International, 3.75%, 9/15/17	40,000	42,396
Exelon Generation Co. LLC, 5.20%, 10/1/19	40,000	43,875
Exelon Generation Co. LLC, 4.00%, 10/1/20	20,000	20,040
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	9,589
FirstEnergy Corp., 4.25%, 3/15/23	20,000	18,333
Florida Power Corp., 3.85%, 11/15/42	20,000	17,467
Georgia Power Co., 4.30%, 3/15/42	10,000	9,045
Nisource Finance Corp., 4.45%, 12/1/21	10,000	10,346

Nisource Finance Corp., 5.25%, 2/15/43	10,000	9,643
Northern States Power Co., 3.40%, 8/15/42	10,000	8,263
Pacific Gas & Electric Co., 5.80%, 3/1/37	20,000	21,762
PacifiCorp, 6.00%, 1/15/39	20,000	23,828
Progress Energy, Inc., 3.15%, 4/1/22	20,000	19,167
Public Service Company of Colorado, 4.75%, 8/15/41	10,000	10,333
Sempra Energy, 6.50%, 6/1/16	30,000	34,100
Sempra Energy, 2.875%, 10/1/22	20,000	18,621
Southern Power Co., 5.15%, 9/15/41	10,000	9,900
Xcel Energy, Inc., 4.80%, 9/15/41	10,000	9,852

		667,094

MULTILINE RETAIL†
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	30,000	29,806
Macy's Retail Holdings, Inc., 4.375%, 9/1/23	10,000	10,109
Target Corp., 4.00%, 7/1/42	10,000	8,919

		48,834

OFFICE ELECTRONICS†
Xerox Corp., 2.95%, 3/15/17	10,000	10,266

OIL, GAS AND CONSUMABLE FUELS — 0.7%
Anadarko Petroleum Corp., 6.45%, 9/15/36	20,000	23,039
Apache Corp., 4.75%, 4/15/43	20,000	19,002
BP Capital Markets plc, 3.20%, 3/11/16	30,000	31,519
BP Capital Markets plc, 2.25%, 11/1/16	40,000	41,213
BP Capital Markets plc, 4.50%, 10/1/20	30,000	32,472
Chevron Corp., 2.43%, 6/24/20	10,000	9,902
ConocoPhillips, 5.75%, 2/1/19	60,000	70,060
ConocoPhillips Holding Co., 6.95%, 4/15/29	10,000	12,655
Denbury Resources, Inc., 4.625%, 7/15/23	20,000	18,400
Devon Energy Corp., 1.875%, 5/15/17	20,000	20,065
Devon Energy Corp., 5.60%, 7/15/41	10,000	10,257
EOG Resources, Inc., 5.625%, 6/1/19	40,000	46,674
EOG Resources, Inc., 4.10%, 2/1/21	20,000	21,211
Hess Corp., 6.00%, 1/15/40	10,000	10,766
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	31,531
Newfield Exploration Co., 6.875%, 2/1/20	50,000	52,750
Noble Energy, Inc., 4.15%, 12/15/21	40,000	41,731
Pemex Project Funding Master Trust, 6.625%, 6/15/35	10,000	10,610
Petro-Canada, 6.80%, 5/15/38	20,000	23,855
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	50,000	52,218
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	30,000	30,297
Petroleos Mexicanos, 6.00%, 3/5/20	40,000	44,600
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	9,119
Phillips 66, 4.30%, 4/1/22	30,000	30,650
Pioneer Natural Resources Co., 3.95%, 7/15/22	30,000	30,201
Shell International Finance BV, 2.375%, 8/21/22	20,000	18,444
Shell International Finance BV, 3.625%, 8/21/42	15,000	13,158
Shell International Finance BV, 4.55%, 8/12/43	20,000	19,780
Statoil ASA, 2.45%, 1/17/23	40,000	36,642
Statoil ASA, 3.95%, 5/15/43	10,000	8,898
Talisman Energy, Inc., 7.75%, 6/1/19	40,000	48,568
Total Capital Canada Ltd., 2.75%, 7/15/23	20,000	18,803

Total Capital SA, 2.125%, 8/10/18	20,000	20,208

		909,298

PAPER AND FOREST PRODUCTS — 0.1%
Domtar Corp., 4.40%, 4/1/22	20,000	19,343
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	60,000	67,263
International Paper Co., 6.00%, 11/15/41	20,000	21,447

		108,053

PHARMACEUTICALS — 0.3%
AbbVie, Inc., 1.75%, 11/6/17	60,000	59,577
Actavis, Inc., 1.875%, 10/1/17	20,000	19,897
Actavis, Inc., 4.625%, 10/1/42	10,000	8,914
Bristol-Myers Squibb Co., 3.25%, 8/1/42	10,000	8,036
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	35,000	33,659
Merck & Co., Inc., 2.40%, 9/15/22	70,000	65,220
Merck & Co., Inc., 2.80%, 5/18/23	30,000	28,445
Mylan, Inc., 3.125%, 1/15/23(4)	20,000	18,235
Roche Holdings, Inc., 6.00%, 3/1/19(4)	36,000	42,842
Roche Holdings, Inc., 7.00%, 3/1/39(4)	10,000	13,249
Sanofi, 4.00%, 3/29/21	21,000	22,317

		320,391

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	10,000	10,391
American Tower Corp., 4.70%, 3/15/22	30,000	29,210
BRE Properties, Inc., 3.375%, 1/15/23	20,000	18,615
DDR Corp., 4.75%, 4/15/18	40,000	43,228
Essex Portfolio LP, 3.625%, 8/15/22	30,000	28,783
Essex Portfolio LP, 3.25%, 5/1/23	10,000	9,192
HCP, Inc., 3.75%, 2/1/16	30,000	31,608
Health Care REIT, Inc., 2.25%, 3/15/18	10,000	9,908
Health Care REIT, Inc., 3.75%, 3/15/23	20,000	18,964
Host Hotels & Resorts LP, 3.75%, 10/15/23	20,000	18,559
Kilroy Realty LP, 3.80%, 1/15/23	40,000	37,640
ProLogis LP, 4.25%, 8/15/23	20,000	19,941
Simon Property Group LP, 5.10%, 6/15/15	50,000	53,679
Simon Property Group LP, 5.75%, 12/1/15	30,000	32,842
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	10,000	10,451
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	20,000	21,102
WEA Finance LLC, 4.625%, 5/10/21(4)	20,000	21,139

		415,252

ROAD AND RAIL — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	39,000	40,508
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	10,000	9,988
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	40,000	36,524
CSX Corp., 4.25%, 6/1/21	20,000	21,267
Norfolk Southern Corp., 3.25%, 12/1/21	40,000	39,781
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(4)	10,000	10,006
Union Pacific Corp., 4.00%, 2/1/21	20,000	21,243
Union Pacific Corp., 4.75%, 9/15/41	30,000	30,009

		209,326

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 1.35%, 12/15/17	30,000	29,648

SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17	75,000	83,640
Oracle Corp., 2.50%, 10/15/22	45,000	41,584
Oracle Corp., 3.625%, 7/15/23	30,000	29,995

		155,219

SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41	40,000	46,997
Staples, Inc., 4.375%, 1/12/23	20,000	19,315
United Rentals North America, Inc., 5.75%, 7/15/18	20,000	21,100

		87,412

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21	20,000	22,201
Hanesbrands, Inc., 6.375%, 12/15/20	20,000	21,650
L Brands, Inc., 6.90%, 7/15/17	20,000	22,700
PVH Corp., 4.50%, 12/15/22	20,000	19,000

		85,551

TOBACCO — 0.1%
Altria Group, Inc., 9.25%, 8/6/19	7,000	9,257
Altria Group, Inc., 2.85%, 8/9/22	70,000	64,261
Philip Morris International, Inc., 4.125%, 5/17/21	40,000	42,188

		115,706

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32	10,000	13,066
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	30,000	38,494
Vodafone Group plc, 5.625%, 2/27/17	50,000	56,174

		107,734

TOTAL CORPORATE BONDS (Cost $12,551,171)		12,822,007

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 1.7%

Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	5,922	5,944
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 10/1/13	100,000	107,016
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/13	25,000	26,946
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(4)	100,000	95,401
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	75,000	70,650
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 10/1/13	50,000	53,805
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	45,521	45,680
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 10/1/13	150,000	150,776
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/13	100,000	103,458

Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 10/1/13	50,000	52,063
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/1/13	139,202	141,979
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	95,000	99,382
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	200,000	208,967
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(4)	100,000	99,450
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/13(4)	175,000	166,495
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	39,778	40,264
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	44,561	44,870
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.71%, 10/11/13	68,000	69,121
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 10/11/13	25,000	25,961
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/13	100,000	106,778
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 10/11/13	105,000	113,247
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	12,614	12,639
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	168,847	174,134
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	6,641	6,693
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	200,000	206,249

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,265,602)		2,227,968

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 1.5%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	15,552	16,149
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	126,543	93,586
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	17,442	17,906
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	40,000	41,107
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	19,252	18,848
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.30%, 10/1/13	24,543	24,792
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.30%, 10/1/13	34,681	33,885
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	4,904	4,814
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.72%, 10/1/13	140,856	140,850

First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.25%, 10/1/13	42,114	41,260
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.86%, 10/1/13	36,022	35,665
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 10/1/13	82,587	82,301
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.25%, 10/1/13	61,413	63,456
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.78%, 10/1/13	25,648	25,355
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.89%, 10/1/13	54,093	52,918
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/1/13(4)	43,594	41,443
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.62%, 10/1/13	43,275	44,870
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	24,962	26,374
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.53%, 10/1/13	104,435	102,376
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.65%, 10/1/13	29,568	30,700
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/13	47,107	46,957
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	46,491	49,063
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 4.73%, 10/1/13	19,437	19,594
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 10/1/13	70,638	71,498
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	54,184	54,687
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 10/1/13	27,150	28,030
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.69%, 10/1/13	45,018	45,913
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 10/1/13	50,284	51,274
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.66%, 10/1/13	37,096	37,827
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	71,657	73,565
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	41,259	41,814
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	39,524	39,620
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	61,243	63,889
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	24,347	25,516
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	10,854	11,094
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 10/1/13	38,376	38,005
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	123,972	127,844

		1,764,845

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	168,727	186,897

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,959,631)		1,951,742

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.6%

BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19	$80,000	90,920

CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22	$44,000	59,245
Province of Ontario Canada, 5.45%, 4/27/16	$40,000	44,736
Province of Ontario Canada, 1.00%, 7/22/16	$30,000	30,099
Province of Ontario Canada, 1.60%, 9/21/16	$20,000	20,373

		154,453

COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	$30,000	31,050

ITALY†
Italy Government International Bond, 6.875%, 9/27/23	$20,000	24,208

MEXICO — 0.2%
Mexico Government International Bond, 5.625%, 1/15/17	$20,000	22,420
Mexico Government International Bond, MTN, 5.95%, 3/19/19	$120,000	139,200
Mexico Government International Bond, 5.125%, 1/15/20	$70,000	78,365
Mexico Government International Bond, MTN, 4.75%, 3/8/44	$20,000	18,200

		258,185

PERU†
Peruvian Government International Bond, 6.55%, 3/14/37	$10,000	11,875
Peruvian Government International Bond, 5.625%, 11/18/50	$20,000	20,750

		32,625

POLAND — 0.1%
Poland Government International Bond, 5.125%, 4/21/21	$35,000	38,150

SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	$40,000	42,438
Korea Development Bank (The), 3.25%, 3/9/16	$20,000	20,879
Korea Development Bank (The), 4.00%, 9/9/16	$20,000	21,385

		84,702

URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45	$10,000	8,000

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $673,373)		722,293

MUNICIPAL SECURITIES — 0.5%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	10,000	10,157
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	30,000	36,324
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	20,000	24,669
California GO, (Building Bonds), 7.55%, 4/1/39	20,000	26,034
California GO, (Building Bonds), 7.30%, 10/1/39	20,000	25,293
California GO, (Building Bonds), 7.60%, 11/1/40	5,000	6,560
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	40,000	35,480

Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	20,000	23,994
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	20,000	21,939
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	15,000	18,094
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	40,000	43,630
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	40,000	52,205
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	20,000	25,242
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	30,000	30,371
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	20,000	23,296
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	38,122
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	40,000	43,170
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	25,000	27,319
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	25,000	26,301
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	25,000	28,048
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	30,000	32,866

TOTAL MUNICIPAL SECURITIES (Cost $556,570)		599,114

U.S. GOVERNMENT AGENCY SECURITIES — 0.4%

FHLMC, 2.375%, 1/13/22	380,000	370,693
FNMA, 6.625%, 11/15/30	80,000	107,223

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $486,933)		477,916

ASSET-BACKED SECURITIES(3)†

US Airways 2013-1 Class A Pass Through Trust, 3.95%, 11/15/25 (Cost $20,306)	20,000	18,500

TEMPORARY CASH INVESTMENTS — 2.2%

SSgA U.S. Government Money Market Fund	2,285,603	2,285,603
U.S. Treasury Bills, 0.08%, 11/21/13(5)	500,000	499,990

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,785,550)		2,785,593

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $110,853,437)	127,079,566

OTHER ASSETS AND LIABILITIES — 0.2%	283,927

TOTAL NET ASSETS — 100.0%	$127,363,493

FUTURES CONTRACTS

	Contracts Sold	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
3	U.S. Treasury 10-Year Notes	December 2013	379,172	(3,898)
1	U.S. Treasury Ultra Long Bonds	December 2013	142,094	(2,929)
			521,266	(6,827)

Notes to Schedule of Investments
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $20,006.

(3)	Final maturity date indicated, unless otherwise noted.
(4)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $971,577, which represented 0.8% of total net assets.

(5)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	75,656,237	—	—
U.S. Treasury Securities	—	16,267,776	—
U.S. Government Agency Mortgage-Backed Securities	—	13,550,420	—
Corporate Bonds	—	12,822,007	—
Commercial Mortgage-Backed Securities	—	2,227,968	—
Collateralized Mortgage Obligations	—	1,951,742	—
Sovereign Governments and Agencies	—	722,293	—
Municipal Securities	—	599,114	—
U.S. Government Agency Securities	—	477,916	—
Asset-Backed Securities	—	18,500	—
Temporary Cash Investments	2,285,603	499,990	—
Total Value of Investment Securities	77,941,840	49,137,726	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	(6,827)	—	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$111,414,620
Gross tax appreciation of investments	$17,138,736
Gross tax depreciation of investments	(1,473,790)
Net tax appreciation (depreciation) of investments	$15,664,946

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Capital Appreciation Fund

September 30, 2013

VP Capital Appreciation - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%

AEROSPACE AND DEFENSE — 1.0%
TransDigm Group, Inc.	29,912	4,148,794

AUTO COMPONENTS — 1.1%
BorgWarner, Inc.	46,528	4,717,474

AUTOMOBILES — 2.6%
Harley-Davidson, Inc.	86,029	5,526,503
Tesla Motors, Inc.(1)	27,368	5,293,519

		10,820,022

BEVERAGES — 2.2%
Brown-Forman Corp., Class B	47,821	3,258,045
Constellation Brands, Inc., Class A(1)	103,440	5,937,456

		9,195,501

BIOTECHNOLOGY — 2.5%
Aegerion Pharmaceuticals, Inc.(1)	23,460	2,010,757
Alexion Pharmaceuticals, Inc.(1)	29,018	3,370,731
Grifols SA	67,402	2,767,459
Regeneron Pharmaceuticals, Inc.(1)	8,043	2,516,413

		10,665,360

BUILDING PRODUCTS — 2.7%
Fortune Brands Home & Security, Inc.	127,183	5,294,628
Lennox International, Inc.	80,299	6,043,303

		11,337,931

CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc.(1)	30,490	5,568,694
KKR & Co. LP	130,942	2,694,786
Lazard Ltd. Class A	77,418	2,788,596

		11,052,076

CHEMICALS — 3.3%
FMC Corp.	78,556	5,634,037
Sherwin-Williams Co. (The)	31,734	5,781,300
Westlake Chemical Corp.	21,808	2,282,425

		13,697,762

COMMERCIAL BANKS — 1.7%
East West Bancorp., Inc.	86,886	2,776,008
SVB Financial Group(1)	51,726	4,467,574

		7,243,582

COMMERCIAL SERVICES AND SUPPLIES — 0.9%
Stericycle, Inc.(1)	32,586	3,760,424

COMMUNICATIONS EQUIPMENT — 0.5%
Palo Alto Networks, Inc.(1)	45,738	2,095,715

COMPUTERS AND PERIPHERALS — 1.5%
NetApp, Inc.	152,193	6,486,466

CONSTRUCTION AND ENGINEERING — 2.8%
Chicago Bridge & Iron Co. NV New York Shares	32,519	2,203,813
MasTec, Inc.(1)	151,664	4,595,419
Quanta Services, Inc.(1)	180,349	4,961,401

		11,760,633

CONSTRUCTION MATERIALS — 0.5%
Texas Industries, Inc.(1)	29,203	1,936,451

CONSUMER FINANCE — 1.4%
Discover Financial Services	113,440	5,733,258

CONTAINERS AND PACKAGING — 0.4%
Rock Tenn Co., Class A	17,800	1,802,606

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
tw telecom, inc., Class A(1)	128,381	3,834,099

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	23,290	2,143,146

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.2%
FLIR Systems, Inc.	155,565	4,884,741

ENERGY EQUIPMENT AND SERVICES — 1.8%
Atwood Oceanics, Inc.(1)	47,891	2,635,921
Dril-Quip, Inc.(1)	25,505	2,926,699
Frank's International NV(1)	72,791	2,178,634

		7,741,254

FOOD AND STAPLES RETAILING — 3.9%
Costco Wholesale Corp.	56,334	6,485,170
Whole Foods Market, Inc.	167,316	9,787,986

		16,273,156

FOOD PRODUCTS — 0.5%
Hain Celestial Group, Inc. (The)(1)	26,730	2,061,418

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.9%
Cooper Cos., Inc. (The)	28,200	3,657,258
Teleflex, Inc.	50,747	4,175,463

		7,832,721

HEALTH CARE PROVIDERS AND SERVICES — 2.4%
Catamaran Corp.(1)	217,803	10,008,048

HEALTH CARE TECHNOLOGY — 0.7%
Cerner Corp.(1)	54,686	2,873,749

HOTELS, RESTAURANTS AND LEISURE — 1.4%
Noodles & Co.(1)	39,210	1,673,091
Wyndham Worldwide Corp.	70,645	4,307,225

		5,980,316

HOUSEHOLD DURABLES — 0.6%
Mohawk Industries, Inc.(1)	18,270	2,379,667

HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	70,309	4,222,055

INTERNET AND CATALOG RETAIL — 3.1%
Ctrip.com International Ltd. ADR(1)	43,240	2,526,513

Netflix, Inc.(1)	7,420	2,294,338
priceline.com, Inc.(1)	4,142	4,187,355
TripAdvisor, Inc.(1)	51,140	3,878,458

		12,886,664

INTERNET SOFTWARE AND SERVICES — 2.7%
CoStar Group, Inc.(1)	6,338	1,064,150
LinkedIn Corp., Class A(1)	38,774	9,540,730
Xoom Corp.(1)	26,038	828,269

		11,433,149

IT SERVICES — 2.4%
Alliance Data Systems Corp.(1)	48,282	10,210,195

LIFE SCIENCES TOOLS AND SERVICES — 1.0%
Covance, Inc.(1)	50,003	4,323,259

MACHINERY — 3.6%
Flowserve Corp.	84,894	5,296,537
Middleby Corp.(1)	19,490	4,071,656
Pentair Ltd.	54,960	3,569,102
WABCO Holdings, Inc.(1)	28,630	2,412,364

		15,349,659

MEDIA — 5.2%
AMC Networks, Inc.(1)	55,963	3,832,346
Discovery Communications, Inc. Class A(1)	82,373	6,953,929
Liberty Global plc Class A(1)	39,276	3,116,551
Lions Gate Entertainment Corp.(1)	104,240	3,653,612
Sirius XM Radio, Inc.	1,070,527	4,142,939

		21,699,377

OIL, GAS AND CONSUMABLE FUELS — 2.9%
Cabot Oil & Gas Corp.	145,318	5,423,268
Cobalt International Energy, Inc.(1)	69,420	1,725,781
Concho Resources, Inc.(1)	27,280	2,968,337
Pioneer Natural Resources Co.	11,410	2,154,208

		12,271,594

PHARMACEUTICALS — 3.4%
Actavis, Inc.(1)	45,851	6,602,544
Perrigo Co.	28,394	3,503,252
Zoetis, Inc.	140,569	4,374,507

		14,480,303

ROAD AND RAIL — 4.6%
Canadian Pacific Railway Ltd. New York Shares	92,050	11,349,765
Kansas City Southern	71,265	7,793,540

		19,143,305

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.5%
ARM Holdings plc	180,343	2,878,701
Cree, Inc.(1)	41,435	2,493,973
NXP Semiconductor NV(1)	94,872	3,530,187
Xilinx, Inc.	123,034	5,765,373

		14,668,234

SOFTWARE — 6.0%
CommVault Systems, Inc.(1)	54,048	4,747,036
Electronic Arts, Inc.(1)	343,180	8,768,249
NetSuite, Inc.(1)	67,075	7,240,075
Splunk, Inc.(1)	75,571	4,537,283

		25,292,643

SPECIALTY RETAIL — 8.5%
DSW, Inc., Class A	33,415	2,850,968
GNC Holdings, Inc. Class A	64,658	3,532,266
Lumber Liquidators Holdings, Inc.(1)	50,387	5,373,774
O'Reilly Automotive, Inc.(1)	37,207	4,747,241
PetSmart, Inc.	43,952	3,351,779
Restoration Hardware Holdings, Inc.(1)	32,644	2,067,997
Ross Stores, Inc.	88,113	6,414,626
Tractor Supply Co.	81,568	5,478,923
Ulta Salon Cosmetics & Fragrance, Inc.(1)	16,260	1,942,420

		35,759,994

TEXTILES, APPAREL AND LUXURY GOODS — 4.3%
Fifth & Pacific Cos., Inc.(1)	87,700	2,203,901
Hanesbrands, Inc.	72,830	4,538,037
Michael Kors Holdings Ltd.(1)	53,171	3,962,303
PVH Corp.	30,004	3,561,175
Under Armour, Inc. Class A(1)	50,595	4,019,773

		18,285,189

WIRELESS TELECOMMUNICATION SERVICES — 2.4%
SBA Communications Corp., Class A(1)	126,256	10,158,558

TOTAL COMMON STOCKS (Cost $279,040,420)		412,650,548

TEMPORARY CASH INVESTMENTS — 1.7%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $1,385,783), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $1,359,131)		1,359,130
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $1,660,621), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $1,630,956)		1,630,956
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $1,663,809), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $1,630,957)		1,630,956
SSgA U.S. Government Money Market Fund	2,511,977	2,511,977

TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,133,019)		7,133,019

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $286,173,439)	419,783,567

OTHER ASSETS AND LIABILITIES — 0.2%	794,938

TOTAL NET ASSETS — 100.0%	$420,578,505

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	2,113,768	EUR	1,562,800	UBS AG	10/31/13	(617)
USD	2,156,973	GBP	1,342,428	Credit Suisse AG	10/31/13	(15,790)
						(16,407)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	377,386,062	—	—
Foreign Common Stocks	29,618,326	5,646,160	—
Temporary Cash Investments	2,511,977	4,621,042	—
Total Value of Investment Securities	409,516,365	10,267,202	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(16,407)	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$286,466,317
Gross tax appreciation of investments	$134,736,882
Gross tax depreciation of investments	(1,419,632)
Net tax appreciation (depreciation) of investments	$133,317,250

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Growth Fund

September 30, 2013

VP Growth - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.0%

AEROSPACE AND DEFENSE — 5.8%
Boeing Co. (The)	697	81,898
Honeywell International, Inc.	1,060	88,022
Precision Castparts Corp.	233	52,947
Textron, Inc.	568	15,682
United Technologies Corp.	649	69,975

		308,524

AIR FREIGHT AND LOGISTICS — 1.2%
United Parcel Service, Inc., Class B	727	66,426

AIRLINES — 0.3%
Alaska Air Group, Inc.	264	16,532

AUTOMOBILES — 1.6%
Harley-Davidson, Inc.	810	52,035
Tesla Motors, Inc.(1)	172	33,268

		85,303

BEVERAGES — 4.6%
Beam, Inc.	286	18,490
Brown-Forman Corp., Class B	196	13,353
Coca-Cola Co. (The)	2,659	100,723
PepsiCo, Inc.	1,450	115,275

		247,841

BIOTECHNOLOGY — 4.8%
Alexion Pharmaceuticals, Inc.(1)	345	40,075
Amgen, Inc.	677	75,783
Celgene Corp.(1)	88	13,546
Gilead Sciences, Inc.(1)	1,366	85,840
Regeneron Pharmaceuticals, Inc.(1)	140	43,802

		259,046

CAPITAL MARKETS — 1.8%
Franklin Resources, Inc.	1,096	55,403
State Street Corp.	583	38,332

		93,735

CHEMICALS — 2.8%
LyondellBasell Industries NV, Class A	837	61,293
Monsanto Co.	829	86,523

		147,816

COMMERCIAL BANKS — 0.8%
SunTrust Banks, Inc.	1,228	39,812

COMMERCIAL SERVICES AND SUPPLIES — 0.5%
Tyco International Ltd.	822	28,753

COMMUNICATIONS EQUIPMENT — 4.5%
Ciena Corp.(1)	1,634	40,817
Cisco Systems, Inc.	1,675	39,228
F5 Networks, Inc.(1)	497	42,623

QUALCOMM, Inc.	1,655	111,481
Riverbed Technology, Inc.(1)	539	7,864

		242,013

COMPUTERS AND PERIPHERALS — 6.5%
Apple, Inc.	512	244,096
EMC Corp.	419	10,710
NetApp, Inc.	1,152	49,098
Seagate Technology plc	996	43,565

		347,469

ELECTRICAL EQUIPMENT — 0.9%
Rockwell Automation, Inc.	464	49,620

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
Trimble Navigation Ltd.(1)	749	22,253

ENERGY EQUIPMENT AND SERVICES — 3.2%
Core Laboratories NV	106	17,936
Oceaneering International, Inc.	522	42,407
Schlumberger Ltd.	1,268	112,041

		172,384

FOOD AND STAPLES RETAILING — 2.1%
Costco Wholesale Corp.	603	69,417
Whole Foods Market, Inc.	697	40,775

		110,192

FOOD PRODUCTS — 1.5%
Hershey Co. (The)	245	22,662
Mead Johnson Nutrition Co.	652	48,418
Pinnacle Foods, Inc.	279	7,385

		78,465

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.7%
CareFusion Corp.(1)	344	12,694
DENTSPLY International, Inc.	418	18,145
IDEXX Laboratories, Inc.(1)	167	16,641
Intuitive Surgical, Inc.(1)	73	27,468
ResMed, Inc.	330	17,431

		92,379

HEALTH CARE PROVIDERS AND SERVICES — 1.5%
Cardinal Health, Inc.	628	32,750
Express Scripts Holding Co.(1)	786	48,559

		81,309

HOTELS, RESTAURANTS AND LEISURE — 2.6%
Las Vegas Sands Corp.	859	57,055
Marriott International, Inc. Class A	805	33,858
Starbucks Corp.	631	48,568

		139,481

HOUSEHOLD DURABLES — 1.0%
Mohawk Industries, Inc.(1)	423	55,096

HOUSEHOLD PRODUCTS — 0.5%
Procter & Gamble Co. (The)	361	27,288

INDUSTRIAL CONGLOMERATES — 0.8%
Danaher Corp.	624	43,256

INSURANCE — 0.7%
MetLife, Inc.	797	37,419

INTERNET AND CATALOG RETAIL — 0.5%
Amazon.com, Inc.(1)	89	27,825

INTERNET SOFTWARE AND SERVICES — 5.7%
Facebook, Inc., Class A(1)	1,862	93,547
Google, Inc., Class A(1)	194	169,926
LinkedIn Corp., Class A(1)	179	44,045

		307,518

IT SERVICES — 3.0%
International Business Machines Corp.	207	38,332
MasterCard, Inc., Class A	180	121,101

		159,433

LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Waters Corp.(1)	217	23,048

MACHINERY — 1.3%
Lincoln Electric Holdings, Inc.	228	15,189
Parker-Hannifin Corp.	370	40,227
WABCO Holdings, Inc.(1)	184	15,504

		70,920

MEDIA — 6.1%
CBS Corp., Class B	1,001	55,215
Comcast Corp., Class A	2,883	130,167
Discovery Communications, Inc. Class C(1)	429	33,514
Scripps Networks Interactive, Inc. Class A	511	39,914
Viacom, Inc., Class B	782	65,360

		324,170

MULTILINE RETAIL — 1.1%
Target Corp.	916	58,606

OIL, GAS AND CONSUMABLE FUELS — 2.8%
EOG Resources, Inc.	410	69,405
Noble Energy, Inc.	689	46,170
Occidental Petroleum Corp.	357	33,393

		148,968

PERSONAL PRODUCTS — 0.7%
Estee Lauder Cos., Inc. (The), Class A	537	37,536

PHARMACEUTICALS — 4.5%
AbbVie, Inc.	1,462	65,395
Allergan, Inc.	327	29,577
Bristol-Myers Squibb Co.	1,892	87,562
Eli Lilly & Co.	385	19,377
Zoetis, Inc.	1,231	38,309

		240,220

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
American Campus Communities, Inc.	291	9,938

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CBRE Group, Inc.(1)	1,224	28,311

ROAD AND RAIL — 1.6%
Union Pacific Corp.	553	85,903

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.0%
Altera Corp.	1,200	44,592
Freescale Semiconductor Ltd.(1)	1,057	17,599
Linear Technology Corp.	1,180	46,799

		108,990

SOFTWARE — 5.6%
Cadence Design Systems, Inc.(1)	1,978	26,703
CommVault Systems, Inc.(1)	257	22,572
Electronic Arts, Inc.(1)	1,596	40,778
Microsoft Corp.	2,200	73,282
NetSuite, Inc.(1)	212	22,883
Oracle Corp.	2,780	92,213
Splunk, Inc.(1)	383	22,995

		301,426

SPECIALTY RETAIL — 5.2%
Best Buy Co., Inc.	1,113	41,738
Foot Locker, Inc.	392	13,304
GNC Holdings, Inc. Class A	578	31,576
Home Depot, Inc. (The)	1,067	80,932
Lowe's Cos., Inc.	1,503	71,558
Urban Outfitters, Inc.(1)	1,111	40,851

		279,959

TEXTILES, APPAREL AND LUXURY GOODS — 1.5%
Coach, Inc.	615	33,536
Hanesbrands, Inc.	283	17,634
PVH Corp.	240	28,485

		79,655

TOBACCO — 2.2%
Philip Morris International, Inc.	1,353	117,156

TOTAL COMMON STOCKS (Cost $4,527,732)		5,201,994

EXCHANGE-TRADED FUNDS — 0.3%

iShares Russell 1000 Growth Index Fund (Cost $16,686)	213	16,657

TOTAL INVESTMENT SECURITIES — 97.3% (Cost $4,544,418)		5,218,651

OTHER ASSETS AND LIABILITIES — 2.7%		144,608

TOTAL NET ASSETS — 100.0%		$5,363,259

Notes to Schedule of Investments
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,600,970
Gross tax appreciation of investments	$639,323
Gross tax depreciation of investments	(21,642)
Net tax appreciation (depreciation) of investments	$617,681

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Income & Growth Fund

September 30, 2013

VP Income & Growth - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%

AEROSPACE AND DEFENSE — 5.2%
Boeing Co. (The)	31,117	3,656,248
Exelis Inc.	42,004	659,883
General Dynamics Corp.	4,394	384,563
Honeywell International, Inc.	30,462	2,529,564
Lockheed Martin Corp.	21,286	2,715,029
Northrop Grumman Corp.	14,882	1,417,659
Raytheon Co.	33,672	2,595,101

		13,958,047

AUTO COMPONENTS — 0.4%
Gentex Corp.	36,746	940,330

BEVERAGES — 1.8%
Coca-Cola Co. (The)	14,953	566,420
PepsiCo, Inc.	52,955	4,209,922

		4,776,342

BIOTECHNOLOGY — 1.5%
Amgen, Inc.	36,544	4,090,735

CAPITAL MARKETS — 1.2%
Franklin Resources, Inc.	12,793	646,686
Janus Capital Group, Inc.	103,141	877,730
T. Rowe Price Group, Inc.	24,142	1,736,534

		3,260,950

CHEMICALS — 3.9%
Dow Chemical Co. (The)	81,693	3,137,011
E.I. du Pont de Nemours & Co.	58,920	3,450,355
Monsanto Co.	18,397	1,920,095
Potash Corp. of Saskatchewan, Inc.	67,230	2,102,955

		10,610,416

COMMERCIAL BANKS — 2.2%
Wells Fargo & Co.	141,886	5,862,730

COMMERCIAL SERVICES AND SUPPLIES — 0.8%
Pitney Bowes, Inc.	120,170	2,185,892

COMMUNICATIONS EQUIPMENT — 3.5%
Cisco Systems, Inc.	181,888	4,259,817
Harris Corp.	14,414	854,750
QUALCOMM, Inc.	64,238	4,327,072

		9,441,639

COMPUTERS AND PERIPHERALS — 6.5%
Apple, Inc.	21,783	10,385,045
Hewlett-Packard Co.	92,900	1,949,042
Lexmark International, Inc., Class A	53,654	1,770,582
Seagate Technology plc	53,938	2,359,248
Western Digital Corp.	16,460	1,043,564

		17,507,481

CONTAINERS AND PACKAGING — 1.7%
Avery Dennison Corp.	24,027	1,045,655
Packaging Corp. of America	36,654	2,092,577
Sonoco Products Co.	40,261	1,567,763

		4,705,995

DIVERSIFIED FINANCIAL SERVICES — 3.2%
Bank of America Corp.	51,561	711,542
Berkshire Hathaway, Inc., Class B(1)	14,889	1,690,050
Citigroup, Inc.	15,875	770,096
JPMorgan Chase & Co.	106,011	5,479,709

		8,651,397

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.1%
AT&T, Inc.	165,254	5,588,890
BCE, Inc.	19,542	834,444
Verizon Communications, Inc.	99,388	4,637,444

		11,060,778

ELECTRIC UTILITIES — 1.8%
Edison International	48,396	2,229,120
Pinnacle West Capital Corp.	37,365	2,045,360
Portland General Electric Co.	21,290	601,017

		4,875,497

ELECTRICAL EQUIPMENT — 2.2%
Emerson Electric Co.	49,351	3,193,010
Rockwell Automation, Inc.	25,677	2,745,898

		5,938,908

ENERGY EQUIPMENT AND SERVICES — 0.7%
Ensco plc, Class A	37,293	2,004,499

FOOD AND STAPLES RETAILING — 1.4%
Kroger Co. (The)	35,018	1,412,626
Safeway, Inc.	68,886	2,203,663
Wal-Mart Stores, Inc.	3,851	284,820

		3,901,109

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	67,838	2,499,152
General Mills, Inc.	54,493	2,611,305

		5,110,457

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.3%
Abbott Laboratories	88,370	2,933,000
Becton Dickinson and Co.	24,054	2,405,881
Medtronic, Inc.	63,274	3,369,341
St. Jude Medical, Inc.	44,397	2,381,455
Stryker Corp.	5,848	395,266

		11,484,943

HOTELS, RESTAURANTS AND LEISURE — 0.4%
International Game Technology	52,188	987,919

HOUSEHOLD DURABLES — 1.7%
Garmin Ltd.	56,578	2,556,760

Newell Rubbermaid, Inc.	76,199	2,095,472

		4,652,232

HOUSEHOLD PRODUCTS — 1.9%
Clorox Co.	1,179	96,348
Energizer Holdings, Inc.	5,616	511,898
Kimberly-Clark Corp.	28,066	2,644,379
Procter & Gamble Co. (The)	23,170	1,751,420

		5,004,045

INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	10,656	1,272,433
General Electric Co.	114,625	2,738,391

		4,010,824

INSURANCE — 4.9%
ACE Ltd.	9,292	869,360
Aflac, Inc.	49,180	3,048,668
American International Group, Inc.	39,224	1,907,463
Cincinnati Financial Corp.	11,701	551,819
MetLife, Inc.	68,519	3,216,967
Protective Life Corp.	11,798	502,005
Sun Life Financial, Inc.	23,756	759,480
Travelers Cos., Inc. (The)	29,012	2,459,347

		13,315,109

INTERNET SOFTWARE AND SERVICES — 0.9%
Google, Inc., Class A(1)	2,617	2,292,257

IT SERVICES — 3.3%
Accenture plc, Class A	39,815	2,931,977
International Business Machines Corp.	18,836	3,488,050
Leidos Holdings, Inc.	37,135	1,690,397
Science Applications International Corp.(1)	21,220	716,180

		8,826,604

LEISURE EQUIPMENT AND PRODUCTS — 1.8%
Hasbro, Inc.	53,517	2,522,791
Mattel, Inc.	54,131	2,265,924

		4,788,715

MEDIA — 1.1%
Regal Entertainment Group, Class A	58,118	1,103,080
Thomson Reuters Corp.	17,227	603,117
Time Warner, Inc.	21,071	1,386,682

		3,092,879

MULTI-UTILITIES — 0.8%
CenterPoint Energy, Inc.	93,006	2,229,354

MULTILINE RETAIL — 1.0%
Macy's, Inc.	1,201	51,967
Target Corp.	43,080	2,756,259

		2,808,226

OIL, GAS AND CONSUMABLE FUELS — 7.3%
Chevron Corp.	18,187	2,209,720

ConocoPhillips	59,550	4,139,320
Exxon Mobil Corp.	61,017	5,249,903
HollyFrontier Corp.	36,456	1,535,162
Marathon Petroleum Corp.	35,408	2,277,443
Phillips 66	33,008	1,908,523
Valero Energy Corp.	68,736	2,347,334

		19,667,405

PAPER AND FOREST PRODUCTS — 0.3%
International Paper Co.	19,964	894,387

PHARMACEUTICALS — 8.3%
AbbVie, Inc.	29,367	1,313,586
Bristol-Myers Squibb Co.	28,338	1,311,483
Eli Lilly & Co.	56,072	2,822,104
Johnson & Johnson	74,628	6,469,501
Merck & Co., Inc.	99,632	4,743,480
Pfizer, Inc.	200,385	5,753,053

		22,413,207

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.7%
Senior Housing Properties Trust	81,366	1,899,083

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.2%
Intel Corp.	181,415	4,158,032
KLA-Tencor Corp.	28,147	1,712,745
Texas Instruments, Inc.	70,983	2,858,485

		8,729,262

SOFTWARE — 4.3%
Activision Blizzard, Inc.	17,748	295,859
CA, Inc.	86,307	2,560,728
Microsoft Corp.	208,967	6,960,691
Oracle Corp.	55,393	1,837,386

		11,654,664

SPECIALTY RETAIL — 4.0%
American Eagle Outfitters, Inc.	142,023	1,986,902
Best Buy Co., Inc.	23,320	874,500
GameStop Corp., Class A	41,359	2,053,474
Gap, Inc. (The)	22,475	905,293
Home Depot, Inc. (The)	14,271	1,082,455
Lowe's Cos., Inc.	27,758	1,321,559
Staples, Inc.	174,599	2,557,875

		10,782,058

TOBACCO — 3.3%
Altria Group, Inc.	94,607	3,249,750
Lorillard, Inc.	54,701	2,449,511
Philip Morris International, Inc.	5,148	445,765
Reynolds American, Inc.	48,900	2,385,342
Universal Corp.	8,606	438,304

		8,968,672

TOTAL COMMON STOCKS (Cost $207,847,813)		267,385,047

TEMPORARY CASH INVESTMENTS — 0.5%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $281,886), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $276,465)		276,465
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $337,792), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $331,758)		331,758
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $338,441), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $331,758)		331,758
SSgA U.S. Government Money Market Fund	510,969	510,969

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,450,950)		1,450,950

TOTAL INVESTMENT SECURITIES — 99.5% (Cost $209,298,763)		268,835,997

OTHER ASSETS AND LIABILITIES — 0.5%		1,330,647

TOTAL NET ASSETS — 100.0%		$270,166,644

Notes to Schedule of Investments
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	267,385,047	—	—
Temporary Cash Investments	510,969	939,981	—
Total Value of Investment Securities	267,896,016	939,981	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$211,872,210
Gross tax appreciation of investments	$59,271,525
Gross tax depreciation of investments	(2,307,738)
Net tax appreciation (depreciation) of investments	$56,963,787

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP International Fund

September 30, 2013

VP International - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%

AUSTRALIA — 3.9%
BHP Billiton Ltd.	97,846	3,262,367
Commonwealth Bank of Australia	30,751	2,042,845
CSL Ltd.	60,258	3,597,741
Iluka Resources Ltd.	124,392	1,329,879

		10,232,832

AUSTRIA — 0.1%
Erste Group Bank AG	8,448	266,979

BELGIUM — 0.8%
Anheuser-Busch InBev NV	20,420	2,032,663

BRAZIL — 0.2%
Itau Unibanco Holding SA Preference Shares	43,900	621,568

CANADA — 0.7%
Canadian Pacific Railway Ltd.	14,230	1,755,731

CHINA — 1.6%
Ctrip.com International Ltd. ADR(1)	38,660	2,258,904
Haier Electronics Group Co. Ltd.	348,000	673,933
Tencent Holdings Ltd.	24,400	1,279,790

		4,212,627

DENMARK — 1.5%
GN Store Nord A/S	48,590	1,022,372
Novo Nordisk A/S B Shares	12,611	2,141,064
Pandora A/S	19,720	814,468

		3,977,904

FINLAND — 0.7%
Sampo A Shares	42,597	1,830,245

FRANCE — 15.8%
Accor SA	29,120	1,211,003
Air Liquide SA	13,940	1,941,507
AXA SA	125,190	2,900,347
BNP Paribas SA	51,669	3,495,022
Carrefour SA	90,110	3,093,348
Cie Generale d'Optique Essilor International SA	10,492	1,128,432
Danone SA	34,510	2,597,657
Dassault Systemes SA	10,016	1,337,129
European Aeronautic Defence and Space Co. NV	59,097	3,765,217
Iliad SA	1,130	263,704
L'Oreal SA	20,886	3,587,053
Pernod-Ricard SA	10,728	1,332,183
Publicis Groupe SA	30,802	2,451,059
Sanofi	35,255	3,575,675
Schneider Electric SA	35,961	3,041,102
Technip SA	17,259	2,026,446
Valeo SA	22,910	1,956,329

Vallourec SA	33,040	1,978,788

		41,682,001

GERMANY — 7.1%
adidas AG	18,259	1,980,582
Bayer AG	35,700	4,209,546
Brenntag AG	6,170	1,027,109
Continental AG	19,612	3,324,472
Daimler AG	23,620	1,841,208
Deutsche Boerse AG	26,866	2,021,183
Henkel AG & Co. KGaA Preference Shares	18,486	1,904,920
Sky Deutschland AG(1)	278,961	2,569,666

		18,878,686

HONG KONG — 1.7%
AIA Group Ltd.	260,600	1,224,728
BOC Hong Kong Holdings Ltd.	501,000	1,608,440
Sands China Ltd.	250,400	1,548,071

		4,381,239

INDIA — 1.7%
Idea Cellular Ltd.	663,472	1,783,071
Tata Consultancy Services Ltd.	37,400	1,151,661
Tata Motors Ltd. ADR	63,000	1,677,060

		4,611,792

IRELAND — 1.0%
Bank of Ireland(1)	7,636,592	2,169,545
Ryanair Holdings plc ADR	11,572	575,591

		2,745,136

ITALY — 2.7%
ENI SpA	79,620	1,825,752
Luxottica Group SpA	29,149	1,550,554
Prada SpA	167,500	1,622,974
UniCredit SpA	316,310	2,016,360

		7,015,640

JAPAN — 19.3%
Bridgestone Corp.	25,100	912,890
Daikin Industries Ltd.	56,900	3,015,911
Daito Trust Construction Co. Ltd.	10,100	1,007,996
FANUC Corp.	7,100	1,170,873
Fuji Heavy Industries Ltd.	80,000	2,205,606
Japan Tobacco, Inc.	76,900	2,761,656
Kakaku.com, Inc.	27,400	638,065
KDDI Corp.	54,016	2,769,629
Keyence Corp.	7,300	2,766,417
Kubota Corp.	176,000	2,537,179
Mitsubishi Corp.	100,700	2,034,592
Mitsubishi Estate Co. Ltd.	111,000	3,270,319
Mizuho Financial Group, Inc.	806,800	1,748,292
Murata Manufacturing Co. Ltd.	26,100	1,988,799
Nidec Corp.	7,800	642,759
Oriental Land Co. Ltd.	3,900	643,553

ORIX Corp.	274,700	4,457,465
Rakuten, Inc.	231,530	3,497,859
Shin-Etsu Chemical Co. Ltd.	31,400	1,916,679
Toshiba Corp.	161,000	720,688
Toyota Motor Corp.	89,600	5,715,367
Unicharm Corp.	32,100	1,871,235
Yahoo Japan Corp.	487,500	2,762,475

		51,056,304

MEXICO — 0.6%
Cemex SAB de CV ADR(1)	152,409	1,703,933

NETHERLANDS — 3.9%
Akzo Nobel NV	20,365	1,338,280
ASML Holding NV	51,225	5,058,883
ING Groep NV CVA(1)	141,170	1,594,890
Koninklijke DSM NV	30,435	2,296,686

		10,288,739

NORWAY — 0.5%
DNB ASA	70,918	1,076,757
Schibsted ASA	5,987	308,647

		1,385,404

RUSSIA — 1.1%
Magnit OJSC GDR	34,325	2,119,569
Yandex NV A Shares(1)	23,460	854,413

		2,973,982

SPAIN — 1.6%
Banco Popular Espanol SA(1)	347,680	1,866,855
Inditex SA	15,300	2,357,572

		4,224,427

SWEDEN — 4.0%
SKF AB B Shares	92,380	2,571,581
Svenska Cellulosa AB B Shares	115,847	2,920,195
Telefonaktiebolaget LM Ericsson B Shares	157,435	2,094,495
Volvo AB B Shares	199,096	2,981,778

		10,568,049

SWITZERLAND — 9.4%
Adecco SA	31,795	2,264,165
Cie Financiere Richemont SA	21,528	2,156,728
Givaudan SA	1,270	1,855,111
Holcim Ltd.	9,179	683,084
Novartis AG	58,210	4,473,484
Roche Holding AG	24,909	6,717,869
Sika AG	230	670,404
Syngenta AG	6,766	2,763,709
UBS AG	155,506	3,181,137

		24,765,691

TAIWAN — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	78,449	1,330,495

UNITED KINGDOM — 18.7%
Ashtead Group plc	217,754	2,169,774
Associated British Foods plc	54,803	1,664,399
BG Group plc	154,741	2,957,275
British American Tobacco plc	36,518	1,937,035
BT Group plc	326,560	1,810,160
Burberry Group plc	75,328	1,992,640
Capita Group plc (The)	194,453	3,135,410
Compass Group plc	106,261	1,462,221
Diageo plc	81,440	2,590,721
Experian plc	76,756	1,462,544
International Consolidated Airlines Group SA(1)	52,160	285,667
Johnson Matthey plc	39,587	1,799,575
Kingfisher plc	424,370	2,651,183
Lloyds Banking Group plc(1)	3,130,728	3,729,284
National Grid plc	110,158	1,302,736
Next plc	6,460	539,638
Rio Tinto plc	52,197	2,554,489
Rolls-Royce Holdings plc	92,881	1,672,060
Schroders plc	59,988	2,501,673
Standard Chartered plc	106,110	2,544,085
Telecity Group plc	64,656	868,775
Unilever plc	48,733	1,925,011
Whitbread plc	82,101	3,939,553
Wolseley plc	38,907	2,013,681

		49,509,589

TOTAL COMMON STOCKS (Cost $202,214,813)		262,051,656

TEMPORARY CASH INVESTMENTS — 0.3%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $158,908), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $155,852)		155,852
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $190,424), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $187,022)		187,022
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $190,790), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $187,023)		187,023
SSgA U.S. Government Money Market Fund	288,050	288,050

TOTAL TEMPORARY CASH INVESTMENTS (Cost $817,947)		817,947

TOTAL INVESTMENT SECURITIES — 99.4% (Cost $203,032,760)		262,869,603

OTHER ASSETS AND LIABILITIES — 0.6%		1,663,091

TOTAL NET ASSETS — 100.0%		$264,532,694

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	20.2%

Financials	17.9%
Industrials	15.2%
Consumer Staples	11.1%
Materials	10.2%
Health Care	10.2%
Information Technology	8.6%
Energy	2.6%
Telecommunication Services	2.6%
Utilities	0.5%
Cash and Equivalents*	0.9%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	8,400,396	253,651,260	—
Temporary Cash Investments	288,050	529,897	—
Total Value of Investment Securities	8,688,446	254,181,157	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$204,596,802
Gross tax appreciation of investments	$59,688,671
Gross tax depreciation of investments	(1,415,870)
Net tax appreciation (depreciation) of investments	$58,272,801

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Large Company Value Fund

September 30, 2013

VP Large Company Value - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%

AEROSPACE AND DEFENSE — 2.1%
General Dynamics Corp.	1,060	92,771
Honeywell International, Inc.	590	48,994
Raytheon Co.	1,040	80,153
Textron, Inc.	2,390	65,988

		287,906

AIRLINES — 0.4%
Southwest Airlines Co.	4,220	61,443

AUTO COMPONENTS — 0.2%
Autoliv, Inc.	370	32,334

AUTOMOBILES — 1.3%
Ford Motor Co.	10,390	175,279

BEVERAGES — 0.4%
PepsiCo, Inc.	620	49,290

BIOTECHNOLOGY — 0.5%
Amgen, Inc.	370	41,418
Gilead Sciences, Inc.(1)	440	27,649

		69,067

CAPITAL MARKETS — 4.2%
Ameriprise Financial, Inc.	1,430	130,244
Bank of New York Mellon Corp. (The)	2,820	85,136
BlackRock, Inc.	490	132,604
Goldman Sachs Group, Inc. (The)	1,160	183,524
Morgan Stanley	1,860	50,127

		581,635

CHEMICALS — 0.8%
E.I. du Pont de Nemours & Co.	380	22,253
LyondellBasell Industries NV, Class A	1,249	91,464

		113,717

COMMERCIAL BANKS — 6.2%
KeyCorp	3,340	38,076
PNC Financial Services Group, Inc. (The)	2,630	190,543
U.S. Bancorp	6,310	230,820
Wells Fargo & Co.	9,810	405,349

		864,788

COMMERCIAL SERVICES AND SUPPLIES — 0.9%
ADT Corp. (The)	1,840	74,814
Tyco International Ltd.	1,460	51,071

		125,885

COMMUNICATIONS EQUIPMENT — 3.7%
Cisco Systems, Inc.	15,580	364,883
F5 Networks, Inc.(1)	160	13,722

QUALCOMM, Inc.	2,060	138,762

		517,367

COMPUTERS AND PERIPHERALS — 1.4%
Apple, Inc.	200	95,350
NetApp, Inc.	2,460	104,845

		200,195

CONSUMER FINANCE — 0.8%
Capital One Financial Corp.	1,690	116,171

CONTAINERS AND PACKAGING — 0.2%
Avery Dennison Corp.	560	24,371

DIVERSIFIED FINANCIAL SERVICES — 8.9%
Bank of America Corp.	13,220	182,436
Berkshire Hathaway, Inc., Class B(1)	2,080	236,101
Citigroup, Inc.	7,050	341,996
JPMorgan Chase & Co.	9,170	473,997

		1,234,530

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	6,730	227,608
CenturyLink, Inc.	2,620	82,216
Verizon Communications, Inc.	420	19,597

		329,421

ELECTRIC UTILITIES — 3.0%
American Electric Power Co., Inc.	1,770	76,729
NV Energy, Inc.	3,060	72,247
Pinnacle West Capital Corp.	1,420	77,731
PPL Corp.	2,900	88,102
Xcel Energy, Inc.	3,600	99,396

		414,205

ELECTRICAL EQUIPMENT — 0.9%
Eaton Corp. plc	1,820	125,289

ENERGY EQUIPMENT AND SERVICES — 2.8%
Baker Hughes, Inc.	1,800	88,380
National Oilwell Varco, Inc.	2,380	185,902
Schlumberger Ltd.	1,300	114,868

		389,150

FOOD AND STAPLES RETAILING — 2.4%
CVS Caremark Corp.	2,830	160,602
Kroger Co. (The)	1,440	58,090
Wal-Mart Stores, Inc.	1,540	113,898

		332,590

FOOD PRODUCTS — 0.4%
Mondelez International, Inc. Class A	1,550	48,701

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.9%
Abbott Laboratories	5,250	174,248
Medtronic, Inc.	4,190	223,117

		397,365

HEALTH CARE PROVIDERS AND SERVICES — 2.2%
Aetna, Inc.	1,590	101,792
Premier, Inc., Class A(1)	818	25,931
Quest Diagnostics, Inc.	1,010	62,408
WellPoint, Inc.	1,430	119,562

		309,693

HOTELS, RESTAURANTS AND LEISURE — 0.6%
Carnival Corp.	2,580	84,211

HOUSEHOLD PRODUCTS — 2.6%
Procter & Gamble Co. (The)	4,790	362,076

INDUSTRIAL CONGLOMERATES — 3.4%
General Electric Co.	19,940	476,367

INSURANCE — 6.8%
Allstate Corp. (The)	2,920	147,606
American International Group, Inc.	2,870	139,568
Chubb Corp. (The)	690	61,589
Loews Corp.	1,890	88,339
MetLife, Inc.	3,710	174,185
Principal Financial Group, Inc.	1,590	68,084
Prudential Financial, Inc.	1,590	123,988
Travelers Cos., Inc. (The)	1,630	138,175

		941,534

MACHINERY — 1.6%
Caterpillar, Inc.	720	60,026
Ingersoll-Rand plc	1,130	73,382
PACCAR, Inc.	1,630	90,726

		224,134

MEDIA — 3.0%
CBS Corp., Class B	1,090	60,125
Comcast Corp., Class A	2,660	120,099
Time Warner Cable, Inc.	600	66,960
Time Warner, Inc.	2,630	173,080

		420,264

METALS AND MINING — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	4,740	156,799

MULTI-UTILITIES — 0.5%
PG&E Corp.	1,740	71,201

MULTILINE RETAIL — 1.7%
Macy's, Inc.	2,380	102,982
Target Corp.	1,960	125,401

		228,383

OIL, GAS AND CONSUMABLE FUELS — 13.4%
Apache Corp.	1,950	166,023
Chevron Corp.	4,240	515,160
Exxon Mobil Corp.	7,780	669,391
Marathon Petroleum Corp.	710	45,667
Occidental Petroleum Corp.	2,470	231,044
Royal Dutch Shell plc, Class A	2,980	98,288

Total SA ADR	2,360	136,691

		1,862,264

PAPER AND FOREST PRODUCTS — 0.6%
International Paper Co.	1,940	86,912

PHARMACEUTICALS — 8.4%
Johnson & Johnson	4,900	424,781
Merck & Co., Inc.	7,150	340,412
Pfizer, Inc.	13,750	394,762

		1,159,955

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.8%
Applied Materials, Inc.	4,330	75,948
Intel Corp.	10,870	249,140
Microchip Technology, Inc.	1,640	66,076

		391,164

SOFTWARE — 2.3%
Microsoft Corp.	4,830	160,887
Oracle Corp.	4,780	158,553

		319,440

SPECIALTY RETAIL — 0.5%
Lowe's Cos., Inc.	1,300	61,893

TOBACCO — 0.3%
Altria Group, Inc.	1,390	47,747

TOTAL COMMON STOCKS (Cost $10,214,606)		13,694,736

TEMPORARY CASH INVESTMENTS — 1.6%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $41,952), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $41,145)		41,145
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $50,272), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $49,374)		49,374
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $50,369), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $49,374)		49,374
SSgA U.S. Government Money Market Fund	76,045	76,045

TOTAL TEMPORARY CASH INVESTMENTS (Cost $215,938)		215,938

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $10,430,544)		13,910,674

OTHER ASSETS AND LIABILITIES — (0.2)%		(24,263)

TOTAL NET ASSETS — 100.0%		$13,886,411

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	210,398	EUR	155,556	UBS AG	10/31/13	(61)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	13,596,448	98,288	—
Temporary Cash Investments	76,045	139,893	—
Total Value of Investment Securities	13,672,493	238,181	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(61)	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$10,866,457
Gross tax appreciation of investments	$3,065,691
Gross tax depreciation of investments	(21,474)
Net tax appreciation (depreciation) of investments	$3,044,217

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Mid Cap Value Fund

September 30, 2013

VP Mid Cap Value - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.5%

AEROSPACE AND DEFENSE — 3.3%
General Dynamics Corp.	40,487	3,543,422
Northrop Grumman Corp.	26,676	2,541,156
Raytheon Co.	44,915	3,461,599
Textron, Inc.	132,440	3,656,668

		13,202,845

AIRLINES — 1.1%
Southwest Airlines Co.	298,243	4,342,418

AUTO COMPONENTS — 0.5%
Autoliv, Inc.	22,542	1,969,945

BEVERAGES — 0.9%
Dr Pepper Snapple Group, Inc.	83,889	3,759,905

CAPITAL MARKETS — 4.9%
Charles Schwab Corp. (The)	50,054	1,058,142
Franklin Resources, Inc.	78,495	3,967,922
LPL Financial Holdings, Inc.	68,605	2,628,258
Northern Trust Corp.	202,501	11,014,029
State Street Corp.	11,846	778,874

		19,447,225

COMMERCIAL BANKS — 5.0%
Comerica, Inc.	55,077	2,165,077
Commerce Bancshares, Inc.	81,060	3,551,239
Cullen/Frost Bankers, Inc.	35,286	2,489,427
KeyCorp	102,617	1,169,834
PNC Financial Services Group, Inc. (The)	63,972	4,634,771
SunTrust Banks, Inc.	84,354	2,734,757
Westamerica Bancorp.	59,634	2,966,195

		19,711,300

COMMERCIAL SERVICES AND SUPPLIES — 6.7%
ADT Corp. (The)	178,966	7,276,758
Republic Services, Inc.	391,847	13,072,016
Tyco International Ltd.	128,825	4,506,298
Waste Management, Inc.	47,571	1,961,828

		26,816,900

COMPUTERS AND PERIPHERALS — 1.0%
SanDisk Corp.	20,796	1,237,570
Western Digital Corp.	43,663	2,768,234

		4,005,804

CONTAINERS AND PACKAGING — 1.2%
Bemis Co., Inc.	62,815	2,450,413
Sonoco Products Co.	63,431	2,470,003

		4,920,416

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
CenturyLink, Inc.	127,836	4,011,494

tw telecom, inc., Class A(1)	85,065	2,540,466

		6,551,960

ELECTRIC UTILITIES — 5.6%
Empire District Electric Co. (The)	105,152	2,277,592
Great Plains Energy, Inc.	241,545	5,362,299
IDACORP, Inc.	21,636	1,047,182
Northeast Utilities	48,870	2,015,888
Portland General Electric Co.	79,089	2,232,683
Westar Energy, Inc.	177,298	5,434,184
Xcel Energy, Inc.	146,679	4,049,807

		22,419,635

ELECTRICAL EQUIPMENT — 1.5%
ABB Ltd. ADR	104,949	2,475,747
Brady Corp., Class A	44,787	1,366,003
Regal-Beloit Corp.	31,087	2,111,740

		5,953,490

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
Molex, Inc., Class A	12,063	461,772
TE Connectivity Ltd.	45,436	2,352,676

		2,814,448

ENERGY EQUIPMENT AND SERVICES — 1.0%
Cameron International Corp.(1)	28,970	1,690,979
Helmerich & Payne, Inc.	35,061	2,417,456

		4,108,435

FOOD AND STAPLES RETAILING — 1.6%
Sysco Corp.	196,931	6,268,314

FOOD PRODUCTS — 3.9%
ConAgra Foods, Inc.	72,636	2,203,776
General Mills, Inc.	36,333	1,741,077
Hillshire Brands Co.	163,759	5,033,952
Kellogg Co.	33,824	1,986,484
Kraft Foods Group, Inc.	37,630	1,973,317
Mondelez International, Inc. Class A	87,462	2,748,056

		15,686,662

GAS UTILITIES — 1.7%
AGL Resources, Inc.	43,494	2,002,029
Laclede Group, Inc. (The)	67,548	3,039,660
Southwest Gas Corp.	33,179	1,658,950

		6,700,639

HEALTH CARE EQUIPMENT AND SUPPLIES — 6.6%
Becton Dickinson and Co.	25,603	2,560,812
Boston Scientific Corp.(1)	217,641	2,555,106
CareFusion Corp.(1)	134,553	4,965,006
Medtronic, Inc.	71,313	3,797,417
STERIS Corp.	45,773	1,966,408
Stryker Corp.	70,513	4,765,974
Varian Medical Systems, Inc.(1)	19,510	1,457,982

Zimmer Holdings, Inc.	51,844	4,258,466

		26,327,171

HEALTH CARE PROVIDERS AND SERVICES — 3.9%
CIGNA Corp.	21,617	1,661,483
Humana, Inc.	24,535	2,289,851
LifePoint Hospitals, Inc.(1)	111,612	5,204,468
Patterson Cos., Inc.	66,601	2,677,360
Quest Diagnostics, Inc.	62,222	3,844,697

		15,677,859

HOTELS, RESTAURANTS AND LEISURE — 2.1%
Carnival Corp.	110,810	3,616,839
CEC Entertainment, Inc.	42,714	1,958,864
International Game Technology	146,638	2,775,857

		8,351,560

INDUSTRIAL CONGLOMERATES — 1.0%
Koninklijke Philips Electronics NV	127,303	4,104,048

INSURANCE — 7.3%
ACE Ltd.	44,854	4,196,540
Allstate Corp. (The)	52,459	2,651,802
Aon plc	11,974	891,345
Chubb Corp. (The)	40,631	3,626,723
HCC Insurance Holdings, Inc.	73,239	3,209,333
Marsh & McLennan Cos., Inc.	75,998	3,309,713
Reinsurance Group of America, Inc.	61,329	4,108,430
Symetra Financial Corp.	92,611	1,650,328
Travelers Cos., Inc. (The)	38,156	3,234,484
Unum Group	71,809	2,185,866

		29,064,564

LEISURE EQUIPMENT AND PRODUCTS — 0.4%
Hasbro, Inc.	29,260	1,379,316

LIFE SCIENCES TOOLS AND SERVICES — 1.5%
Agilent Technologies, Inc.	80,522	4,126,753
Bio-Rad Laboratories, Inc. Class A(1)	14,120	1,659,947

		5,786,700

MACHINERY — 0.7%
Kaydon Corp.	13,197	468,758
Xylem, Inc.	81,995	2,290,120

		2,758,878

METALS AND MINING — 1.8%
Newmont Mining Corp.	141,074	3,964,179
Nucor Corp.	66,503	3,259,977

		7,224,156

MULTI-UTILITIES — 2.4%
Consolidated Edison, Inc.	71,930	3,966,220
NorthWestern Corp.	46,910	2,107,197
PG&E Corp.	81,168	3,321,395

		9,394,812

MULTILINE RETAIL — 0.9%
Target Corp.	54,611	3,494,012

OIL, GAS AND CONSUMABLE FUELS — 7.6%
Apache Corp.	54,921	4,675,974
Devon Energy Corp.	69,876	4,036,038
Imperial Oil Ltd.	239,265	10,506,243
Murphy Oil Corp.	49,303	2,973,957
Peabody Energy Corp.	36,862	635,870
Southwestern Energy Co.(1)	110,327	4,013,696
Williams Partners LP	62,242	3,291,357

		30,133,135

PHARMACEUTICALS — 1.7%
Hospira, Inc.(1)	91,599	3,592,513
Mallinckrodt plc(1)	69,327	3,056,627

		6,649,140

REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.0%
American Tower Corp.	54,954	4,073,740
Annaly Capital Management, Inc.	335,060	3,879,995
Boston Properties, Inc.	9,400	1,004,860
Corrections Corp. of America	122,292	4,225,188
Federal Realty Investment Trust	19,180	1,945,811
Piedmont Office Realty Trust, Inc., Class A	265,644	4,611,580

		19,741,174

ROAD AND RAIL — 1.0%
Heartland Express, Inc.	276,757	3,927,182

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.8%
Analog Devices, Inc.	25,449	1,197,375
Applied Materials, Inc.	283,804	4,977,922
Avago Technologies Ltd.	51,530	2,221,974
KLA-Tencor Corp.	27,463	1,671,124
Maxim Integrated Products, Inc.	73,169	2,180,436
Microchip Technology, Inc.	47,848	1,927,796
Teradyne, Inc.(1)	303,165	5,008,286

		19,184,913

SPECIALTY RETAIL — 1.5%
Bed Bath & Beyond, Inc.(1)	12,293	950,986
Lowe's Cos., Inc.	102,777	4,893,213

		5,844,199

TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Coach, Inc.	22,303	1,216,183

THRIFTS AND MORTGAGE FINANCE — 1.3%
Capitol Federal Financial, Inc.	87,186	1,083,722
People's United Financial, Inc.	279,826	4,023,898

		5,107,620

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Rogers Communications, Inc., Class B	47,767	2,053,881

TOTAL COMMON STOCKS (Cost $316,115,025)		376,100,844

EXCHANGE-TRADED FUNDS — 3.3%

iShares Russell Midcap Value Index Fund (Cost $10,836,094)	218,877	13,329,609

TEMPORARY CASH INVESTMENTS — 2.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $1,685,893), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $1,653,469)		1,653,468
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $2,020,251), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $1,984,162)		1,984,161
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $2,024,129), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $1,984,163)		1,984,162
SSgA U.S. Government Money Market Fund	3,055,980	3,055,980

TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,677,771)		8,677,771

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $335,628,890)		398,108,224

OTHER ASSETS AND LIABILITIES†		42,823

TOTAL NET ASSETS — 100.0%		$398,151,047

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	10,518,213	CAD	10,843,226	JPMorgan Chase Bank N.A.	10/31/13	(971)
USD	2,118,241	CHF	1,932,323	Credit Suisse AG	10/31/13	(18,956)
USD	3,602,561	EUR	2,663,529	UBS AG	10/31/13	(1,052)
						(20,979)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	354,990,980	—	—
Foreign Common Stocks	4,445,692	16,664,172	—
Exchange-Traded Funds	13,329,609	—	—
Temporary Cash Investments	3,055,980	5,621,791	—
Total Value of Investment Securities	375,822,261	22,285,963	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(20,979)	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$342,479,419
Gross tax appreciation of investments	$58,822,903
Gross tax depreciation of investments	(3,194,098)
Net tax appreciation (depreciation) of investments	$55,628,805

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Ultra® Fund

September 30, 2013

VP Ultra - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.9%

AEROSPACE AND DEFENSE — 3.4%
Boeing Co. (The)	33,360	3,919,800
United Technologies Corp.	38,770	4,180,181

		8,099,981

AUTO COMPONENTS — 0.6%
BorgWarner, Inc.	14,950	1,515,781

AUTOMOBILES — 1.4%
Tesla Motors, Inc.(1)	17,360	3,357,771

BEVERAGES — 1.3%
Coca-Cola Co. (The)	80,070	3,033,052

BIOTECHNOLOGY — 8.0%
Alexion Pharmaceuticals, Inc.(1)	17,840	2,072,294
ARIAD Pharmaceuticals, Inc.(1)	29,430	541,512
Celgene Corp.(1)	36,670	5,644,613
Gilead Sciences, Inc.(1)	144,530	9,082,265
Regeneron Pharmaceuticals, Inc.(1)	6,010	1,880,349

		19,221,033

BUILDING PRODUCTS — 0.5%
Lennox International, Inc.	17,020	1,280,925

CAPITAL MARKETS — 1.9%
Franklin Resources, Inc.	45,040	2,276,772
T. Rowe Price Group, Inc.	32,880	2,365,058

		4,641,830

CHEMICALS — 3.1%
Ecolab, Inc.	22,530	2,225,063
Monsanto Co.	51,080	5,331,219

		7,556,282

COMMUNICATIONS EQUIPMENT — 2.3%
QUALCOMM, Inc.	83,610	5,631,970

COMPUTERS AND PERIPHERALS — 7.2%
Apple, Inc.	29,720	14,169,010
EMC Corp.	126,610	3,236,152

		17,405,162

CONSUMER FINANCE — 1.0%
American Express Co.	33,330	2,517,082

DIVERSIFIED FINANCIAL SERVICES — 2.0%
CME Group, Inc.	25,190	1,861,037
JPMorgan Chase & Co.	56,810	2,936,509

		4,797,546

ELECTRICAL EQUIPMENT — 3.0%
Eaton Corp. plc	45,380	3,123,959
Emerson Electric Co.	65,110	4,212,617

		7,336,576

ENERGY EQUIPMENT AND SERVICES — 2.0%
Core Laboratories NV	7,642	1,293,103
Schlumberger Ltd.	38,690	3,418,648

		4,711,751

FOOD AND STAPLES RETAILING — 3.7%
Costco Wholesale Corp.	39,790	4,580,625
Wal-Mart Stores, Inc.	35,800	2,647,768
Whole Foods Market, Inc.	29,450	1,722,825

		8,951,218

FOOD PRODUCTS — 1.5%
Mead Johnson Nutrition Co.	24,120	1,791,151
Nestle SA	26,990	1,887,674

		3,678,825

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.7%
St. Jude Medical, Inc.	13,540	726,286
Varian Medical Systems, Inc.(1)	14,250	1,064,902

		1,791,188

HEALTH CARE PROVIDERS AND SERVICES — 3.2%
Catamaran Corp.(1)	10,740	493,503
Express Scripts Holding Co.(1)	57,610	3,559,146
UnitedHealth Group, Inc.	51,670	3,700,088

		7,752,737

HEALTH CARE TECHNOLOGY — 1.0%
Cerner Corp.(1)	45,160	2,373,158

HOTELS, RESTAURANTS AND LEISURE — 5.2%
McDonald's Corp.	33,430	3,216,300
Starbucks Corp.	84,140	6,476,256
Wynn Resorts Ltd.	17,950	2,836,280

		12,528,836

HOUSEHOLD PRODUCTS — 1.2%
Colgate-Palmolive Co.	47,170	2,797,181

INSURANCE — 1.3%
MetLife, Inc.	68,520	3,217,014

INTERNET AND CATALOG RETAIL — 2.5%
Amazon.com, Inc.(1)	19,120	5,977,677

INTERNET SOFTWARE AND SERVICES — 10.0%
Baidu, Inc. ADR(1)	12,110	1,879,230
Facebook, Inc., Class A(1)	83,040	4,171,930
Google, Inc., Class A(1)	13,560	11,877,339
LinkedIn Corp., Class A(1)	15,390	3,786,863
Tencent Holdings Ltd.	32,900	1,725,618
Yelp, Inc.(1)	11,160	738,569

		24,179,549

IT SERVICES — 3.7%
MasterCard, Inc., Class A	7,870	5,294,778
Teradata Corp.(1)	31,020	1,719,749

Visa, Inc., Class A	10,020	1,914,822

		8,929,349

MACHINERY — 4.4%
Cummins, Inc.	23,390	3,107,829
Donaldson Co., Inc.	26,990	1,029,129
Parker-Hannifin Corp.	21,520	2,339,655
WABCO Holdings, Inc.(1)	29,400	2,477,244
Wabtec Corp.	25,090	1,577,408

		10,531,265

MEDIA — 3.0%
Time Warner, Inc.	52,550	3,458,316
Walt Disney Co. (The)	58,580	3,777,824

		7,236,140

OIL, GAS AND CONSUMABLE FUELS — 2.8%
Concho Resources, Inc.(1)	4,820	524,464
EOG Resources, Inc.	10,940	1,851,923
Noble Energy, Inc.	37,780	2,531,638
Occidental Petroleum Corp.	20,240	1,893,250

		6,801,275

PERSONAL PRODUCTS — 0.8%
Estee Lauder Cos., Inc. (The), Class A	27,050	1,890,795

PHARMACEUTICALS — 1.5%
Pfizer, Inc.	123,080	3,533,627

PROFESSIONAL SERVICES — 0.8%
Nielsen Holdings NV	50,690	1,847,651

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.4%
Altera Corp.	48,390	1,798,172
Linear Technology Corp.	42,880	1,700,621

		3,498,793

SOFTWARE — 5.1%
Microsoft Corp.	53,430	1,779,753
NetSuite, Inc.(1)	12,720	1,372,997
Oracle Corp.	121,240	4,021,531
Salesforce.com, Inc.(1)	52,270	2,713,336
VMware, Inc., Class A(1)	19,720	1,595,348
Workday, Inc.(1)	11,510	931,504

		12,414,469

SPECIALTY RETAIL — 4.3%
Home Depot, Inc. (The)	23,430	1,777,166
O'Reilly Automotive, Inc.(1)	14,570	1,858,986
Tiffany & Co.	21,550	1,651,161
TJX Cos., Inc. (The)	86,570	4,881,682
Urban Outfitters, Inc.(1)	4,612	169,583

		10,338,578

TEXTILES, APPAREL AND LUXURY GOODS — 2.9%
Burberry Group plc	57,680	1,525,800
NIKE, Inc., Class B	49,900	3,624,736

Under Armour, Inc. Class A(1)	23,210	1,844,034

		6,994,570

TOBACCO — 2.2%
Philip Morris International, Inc.	61,660	5,339,139

TOTAL COMMON STOCKS (Cost $121,552,338)		243,709,776

EXCHANGE-TRADED FUNDS — 0.1%

iShares Russell 1000 Growth Index Fund (Cost $234,782)	3,100	242,420

TEMPORARY CASH INVESTMENTS — 0.1%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $71,053), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $69,686)		69,686
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $85,145), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $83,624)		83,624
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $85,308), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $83,624)		83,624
SSgA U.S. Government Money Market Fund	128,796	128,796

TOTAL TEMPORARY CASH INVESTMENTS (Cost $365,730)		365,730

TOTAL INVESTMENT SECURITIES — 101.1% (Cost $122,152,850)		244,317,926

OTHER ASSETS AND LIABILITIES — (1.1)%		(2,776,776)

TOTAL NET ASSETS — 100.0%		$241,541,150

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	1,604,494	CHF	1,463,668	Credit Suisse AG	10/31/13	(14,358)
USD	1,275,395	GBP	793,763	Credit Suisse AG	10/31/13	(9,336)
						(23,694)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	238,570,684	5,139,092	—
Exchange-Traded Funds	242,420	—	—
Temporary Cash Investments	128,796	236,934	—
Total Value of Investment Securities	238,941,900	5,376,026	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(23,694)	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$125,168,166
Gross tax appreciation of investments	$119,252,062
Gross tax depreciation of investments	(102,302)
Net tax appreciation (depreciation) of investments	$119,149,760

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Value Fund

September 30, 2013

VP Value - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%

AEROSPACE AND DEFENSE — 2.0%
Boeing Co. (The)	11,431	1,343,143
General Dynamics Corp.	72,266	6,324,720
Northrop Grumman Corp.	26,357	2,510,768
Raytheon Co.	48,257	3,719,167
Textron, Inc.	123,000	3,396,030

		17,293,828

AIR FREIGHT AND LOGISTICS — 0.3%
United Parcel Service, Inc., Class B	31,043	2,836,399

AIRLINES — 1.0%
Japan Airlines Co. Ltd.	37,081	2,240,817
Southwest Airlines Co.	438,148	6,379,435

		8,620,252

AUTOMOBILES — 1.2%
General Motors Co.(1)	110,631	3,979,397
Honda Motor Co., Ltd.	91,400	3,473,005
Toyota Motor Corp.	42,300	2,698,214

		10,150,616

BEVERAGES — 0.7%
Dr Pepper Snapple Group, Inc.	130,542	5,850,892

CAPITAL MARKETS — 4.9%
Charles Schwab Corp. (The)	257,322	5,439,787
Franklin Resources, Inc.	70,658	3,571,762
Goldman Sachs Group, Inc. (The)	43,240	6,841,001
LPL Financial Holdings, Inc.	121,820	4,666,924
Northern Trust Corp.	359,783	19,568,597
State Street Corp.	45,396	2,984,787

		43,072,858

COMMERCIAL BANKS — 6.4%
Comerica, Inc.	80,453	3,162,607
Commerce Bancshares, Inc.	87,115	3,816,508
Cullen/Frost Bankers, Inc.	59,153	4,173,244
PNC Financial Services Group, Inc. (The)	187,406	13,577,565
U.S. Bancorp	272,879	9,981,914
Wells Fargo & Co.	537,072	22,191,815

		56,903,653

COMMERCIAL SERVICES AND SUPPLIES — 4.7%
ADT Corp. (The)	168,681	6,858,570
Republic Services, Inc.	585,282	19,525,008
Tyco International Ltd.	228,983	8,009,825
Waste Management, Inc.	169,822	7,003,459

		41,396,862

COMMUNICATIONS EQUIPMENT — 1.9%
Cisco Systems, Inc.	593,770	13,906,094

QUALCOMM, Inc.	44,970	3,029,179

		16,935,273

COMPUTERS AND PERIPHERALS — 3.2%
Apple, Inc.	24,731	11,790,504
Diebold, Inc.	57,944	1,701,236
EMC Corp.	235,725	6,025,131
Hewlett-Packard Co.	164,687	3,455,133
QLogic Corp.(1)	199,151	2,178,712
Seagate Technology plc	62,710	2,742,936

		27,893,652

CONTAINERS AND PACKAGING — 0.6%
Bemis Co., Inc.	68,038	2,654,162
Sonoco Products Co.	77,543	3,019,525

		5,673,687

DIVERSIFIED FINANCIAL SERVICES — 3.0%
Berkshire Hathaway, Inc., Class A(1)	55	9,372,550
JPMorgan Chase & Co.	336,380	17,387,482

		26,760,032

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	556,627	18,825,125
CenturyLink, Inc.	142,184	4,461,734

		23,286,859

ELECTRIC UTILITIES — 3.0%
Great Plains Energy, Inc.	372,328	8,265,682
Southern Co.	45,160	1,859,689
Westar Energy, Inc.	261,713	8,021,503
Xcel Energy, Inc.	309,376	8,541,871

		26,688,745

ELECTRICAL EQUIPMENT — 0.2%
Emerson Electric Co.	24,783	1,603,460

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
Molex, Inc.	100,203	3,859,819

ENERGY EQUIPMENT AND SERVICES — 0.2%
Helmerich & Payne, Inc.	21,780	1,501,731

FOOD AND STAPLES RETAILING — 1.6%
CVS Caremark Corp.	50,743	2,879,665
Sysco Corp.	163,948	5,218,465
Wal-Mart Stores, Inc.	83,421	6,169,817

		14,267,947

FOOD PRODUCTS — 2.2%
ConAgra Foods, Inc.	78,540	2,382,904
Hillshire Brands Co.	144,235	4,433,784
Kellogg Co.	26,318	1,545,656
Mondelez International, Inc. Class A	273,850	8,604,367
Unilever CVA	58,520	2,276,499

		19,243,210

GAS UTILITIES — 0.3%
Laclede Group, Inc. (The)	64,630	2,908,350

HEALTH CARE EQUIPMENT AND SUPPLIES — 5.1%
Becton Dickinson and Co.	35,149	3,515,603
Boston Scientific Corp.(1)	445,494	5,230,100
CareFusion Corp.(1)	351,805	12,981,604
Medtronic, Inc.	189,463	10,088,905
Stryker Corp.	93,596	6,326,154
Varian Medical Systems, Inc.(1)	23,950	1,789,783
Zimmer Holdings, Inc.	58,612	4,814,390

		44,746,539

HEALTH CARE PROVIDERS AND SERVICES — 2.2%
LifePoint Hospitals, Inc.(1)	127,009	5,922,429
Quest Diagnostics, Inc.	37,630	2,325,158
UnitedHealth Group, Inc.	114,018	8,164,829
WellPoint, Inc.	33,900	2,834,379

		19,246,795

HOTELS, RESTAURANTS AND LEISURE — 1.7%
Carnival Corp.	163,768	5,345,388
International Game Technology	131,996	2,498,684
International Speedway Corp., Class A	146,098	4,718,966
Speedway Motorsports, Inc.	157,236	2,814,524

		15,377,562

HOUSEHOLD PRODUCTS — 2.6%
Procter & Gamble Co. (The)	297,920	22,519,773

INDUSTRIAL CONGLOMERATES — 3.8%
General Electric Co.	1,100,030	26,279,717
Koninklijke Philips Electronics NV	229,945	7,413,065

		33,692,782

INSURANCE — 4.4%
ACE Ltd.	59,457	5,562,797
Aflac, Inc.	36,660	2,272,553
Allstate Corp. (The)	27,160	1,372,938
Chubb Corp. (The)	51,171	4,567,524
HCC Insurance Holdings, Inc.	73,657	3,227,650
Marsh & McLennan Cos., Inc.	99,677	4,340,933
MetLife, Inc.	144,032	6,762,302
Reinsurance Group of America, Inc.	75,046	5,027,332
Travelers Cos., Inc. (The)	43,485	3,686,223
Unum Group	77,052	2,345,463

		39,165,715

INTERNET AND CATALOG RETAIL — 0.2%
Expedia, Inc.	33,400	1,729,786

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.	31,839	1,631,749

MACHINERY — 0.2%
Xylem, Inc.	54,630	1,525,816

MEDIA — 0.3%
Walt Disney Co. (The)	46,910	3,025,226

METALS AND MINING — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	101,255	3,349,516
Newmont Mining Corp.	65,462	1,839,482

		5,188,998

MULTI-UTILITIES — 1.2%
PG&E Corp.	259,275	10,609,533

MULTILINE RETAIL — 0.6%
Target Corp.	84,262	5,391,083

OIL, GAS AND CONSUMABLE FUELS — 18.0%
Apache Corp.	110,583	9,415,037
Chevron Corp.	205,438	24,960,717
Devon Energy Corp.	161,398	9,322,348
Exxon Mobil Corp.	427,069	36,745,017
Imperial Oil Ltd.	481,012	21,121,472
Occidental Petroleum Corp.	174,906	16,360,707
Peabody Energy Corp.	146,719	2,530,903
Royal Dutch Shell plc, Class A	68,170	2,248,417
Southwestern Energy Co.(1)	184,105	6,697,740
Total SA	289,350	16,791,131
Ultra Petroleum Corp.(1)	315,888	6,497,816
Williams Partners LP	126,483	6,688,421

		159,379,726

PHARMACEUTICALS — 8.2%
Eli Lilly & Co.	43,601	2,194,438
Hospira, Inc.(1)	131,272	5,148,488
Johnson & Johnson	208,516	18,076,252
Mallinckrodt plc(1)	71,430	3,149,349
Merck & Co., Inc.	363,579	17,309,996
Pfizer, Inc.	927,640	26,632,544

		72,511,067

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.9%
Annaly Capital Management, Inc.	433,696	5,022,200
Corrections Corp. of America	189,301	6,540,349
Piedmont Office Realty Trust, Inc., Class A	306,167	5,315,059

		16,877,608

ROAD AND RAIL — 0.8%
Heartland Express, Inc.	334,520	4,746,839
Werner Enterprises, Inc.	116,346	2,714,352

		7,461,191

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.2%
Applied Materials, Inc.	367,137	6,439,583
Intel Corp.	616,126	14,121,608
Marvell Technology Group Ltd.	149,498	1,719,227
Maxim Integrated Products, Inc.	89,260	2,659,948
Teradyne, Inc.(1)	210,261	3,473,512

		28,413,878

SOFTWARE — 0.9%
Microsoft Corp.	93,518	3,115,084
NICE Systems Ltd. ADR	34,140	1,412,372
Oracle Corp.	99,386	3,296,634

		7,824,090

SPECIALTY RETAIL — 1.0%
Bed Bath & Beyond, Inc.(1)	22,398	1,732,709
Lowe's Cos., Inc.	153,831	7,323,894

		9,056,603

TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Coach, Inc.	36,912	2,012,811

THRIFTS AND MORTGAGE FINANCE — 0.4%
People's United Financial, Inc.	250,380	3,600,464

TOTAL COMMON STOCKS (Cost $686,423,906)		867,736,920

TEMPORARY CASH INVESTMENTS — 1.9%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $3,254,245), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $3,191,658)		3,191,655
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $3,899,650), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $3,829,988)		3,829,987
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $3,907,136), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $3,829,989)		3,829,987
SSgA U.S. Government Money Market Fund	5,898,897	5,898,897

TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,750,526)		16,750,526

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $703,174,432)		884,487,446

OTHER ASSETS AND LIABILITIES†		(360,263)

TOTAL NET ASSETS — 100.0%		$884,127,183

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	16,270,574	CAD	16,773,335	JPMorgan Chase Bank N.A.	10/31/13	(1,502)
USD	21,856,186	EUR	16,159,220	UBS AG	10/31/13	(6,385)
USD	6,396,233	JPY	630,790,103	Credit Suisse AG	10/31/13	(22,122)
						(30,009)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
EUR	-	Euro

JPY	-	Japanese Yen
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	808,061,928	—	—
Foreign Common Stocks	1,412,372	58,262,620	—
Temporary Cash Investments	5,898,897	10,851,629	—
Total Value of Investment Securities	815,373,197	69,114,249	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(30,009)	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$733,235,256
Gross tax appreciation of investments	$156,681,652
Gross tax depreciation of investments	(5,429,462)
Net tax appreciation (depreciation) of investments	$151,252,190

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP VistaSM Fund

September 30, 2013

VP Vista - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%

AEROSPACE AND DEFENSE — 1.9%
B/E Aerospace, Inc.(1)	4,644	342,820
TransDigm Group, Inc.	2,415	334,961

		677,781

AUTO COMPONENTS — 2.6%
BorgWarner, Inc.	3,583	363,280
Delphi Automotive plc	9,402	549,265

		912,545

AUTOMOBILES — 1.7%
Harley-Davidson, Inc.	3,015	193,684
Tesla Motors, Inc.(1)	2,139	413,725

		607,409

BEVERAGES — 0.9%
Constellation Brands, Inc., Class A(1)	5,760	330,624

BIOTECHNOLOGY — 2.0%
Aegerion Pharmaceuticals, Inc.(1)	1,850	158,563
Alexion Pharmaceuticals, Inc.(1)	2,835	329,314
Regeneron Pharmaceuticals, Inc.(1)	709	221,825

		709,702

BUILDING PRODUCTS — 2.1%
Fortune Brands Home & Security, Inc.	8,761	364,720
Lennox International, Inc.	5,026	378,257

		742,977

CAPITAL MARKETS — 3.7%
Affiliated Managers Group, Inc.(1)	6,124	1,118,487
KKR & Co. LP	9,098	187,237

		1,305,724

CHEMICALS — 3.4%
Eastman Chemical Co.	7,003	545,534
FMC Corp.	3,672	263,356
Sherwin-Williams Co. (The)	1,015	184,913
Westlake Chemical Corp.	1,852	193,830

		1,187,633

COMMERCIAL BANKS — 1.6%
CIT Group, Inc.(1)	8,212	400,499
Zions Bancorp.	5,950	163,149

		563,648

COMMERCIAL SERVICES AND SUPPLIES — 1.2%
Stericycle, Inc.(1)	3,500	403,900

COMPUTERS AND PERIPHERALS — 1.0%
NetApp, Inc.	8,213	350,038

CONSTRUCTION AND ENGINEERING — 2.6%
Chicago Bridge & Iron Co. NV New York Shares	2,763	187,249

MasTec, Inc.(1)	11,097	336,239
Quanta Services, Inc.(1)	13,763	378,620

		902,108

CONSTRUCTION MATERIALS — 1.0%
Eagle Materials, Inc.	2,234	162,077
Texas Industries, Inc.(1)	2,730	181,026

		343,103

CONSUMER FINANCE — 1.4%
Discover Financial Services	9,493	479,776

CONTAINERS AND PACKAGING — 1.6%
Packaging Corp. of America	9,720	554,915

ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	4,522	208,102

ENERGY EQUIPMENT AND SERVICES — 1.8%
Atwood Oceanics, Inc.(1)	4,820	265,293
Oceaneering International, Inc.	4,486	364,442

		629,735

FOOD AND STAPLES RETAILING — 2.0%
Whole Foods Market, Inc.	12,270	717,795

FOOD PRODUCTS — 0.4%
Hain Celestial Group, Inc. (The)(1)	2,027	156,322

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.9%
Cooper Cos., Inc. (The)	2,106	273,127
Mettler-Toledo International, Inc.(1)	871	209,118
Teleflex, Inc.	2,160	177,725

		659,970

HEALTH CARE PROVIDERS AND SERVICES — 3.9%
AmerisourceBergen Corp.	8,476	517,884
Catamaran Corp.(1)	14,597	670,732
Team Health Holdings, Inc.(1)	5,183	196,643

		1,385,259

HEALTH CARE TECHNOLOGY — 1.0%
Cerner Corp.(1)	6,576	345,569

HOTELS, RESTAURANTS AND LEISURE — 1.5%
Dunkin' Brands Group, Inc.	3,935	178,098
Wyndham Worldwide Corp.	5,533	337,347

		515,445

HOUSEHOLD DURABLES — 0.6%
Mohawk Industries, Inc.(1)	1,603	208,791

HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	9,089	545,794

INTERNET AND CATALOG RETAIL — 1.1%
priceline.com, Inc.(1)	370	374,052

INTERNET SOFTWARE AND SERVICES — 1.5%
LinkedIn Corp., Class A(1)	2,159	531,244

IT SERVICES — 4.2%
Alliance Data Systems Corp.(1)	5,774	1,221,028

Teradata Corp.(1)	4,741	262,841

		1,483,869

LIFE SCIENCES TOOLS AND SERVICES — 0.9%
Covance, Inc.(1)	3,850	332,871

MEDIA — 4.8%
CBS Corp., Class B	4,494	247,889
Discovery Communications, Inc. Class A(1)	4,906	414,164
Liberty Global plc Class A(1)	9,577	759,935
Sirius XM Radio, Inc.	63,779	246,825

		1,668,813

OIL, GAS AND CONSUMABLE FUELS — 3.4%
Cabot Oil & Gas Corp.	15,866	592,119
Diamondback Energy, Inc.(1)	3,880	165,443
Gulfport Energy Corp.(1)	2,830	182,082
Oasis Petroleum, Inc.(1)	5,520	271,198

		1,210,842

PHARMACEUTICALS — 5.0%
Actavis, Inc.(1)	6,139	884,016
Perrigo Co.	6,919	853,666

		1,737,682

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.4%
Realogy Holdings Corp.(1)	3,361	144,590

ROAD AND RAIL — 4.0%
Canadian Pacific Railway Ltd. New York Shares	4,470	551,151
Kansas City Southern	7,660	837,698

		1,388,849

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.5%
ARM Holdings plc	16,947	270,514
Avago Technologies Ltd.	4,171	179,854
Cree, Inc.(1)	2,070	124,593
NXP Semiconductor NV(1)	6,410	238,516
Xilinx, Inc.	8,488	397,748

		1,211,225

SOFTWARE — 5.4%
Cadence Design Systems, Inc.(1)	15,840	213,840
Citrix Systems, Inc.(1)	2,756	194,601
CommVault Systems, Inc.(1)	3,225	283,252
Electronic Arts, Inc.(1)	14,150	361,533
NetSuite, Inc.(1)	4,113	443,957
Splunk, Inc.(1)	3,700	222,148
Ultimate Software Group, Inc.(1)	1,240	182,776

		1,902,107

SPECIALTY RETAIL — 11.7%
DSW, Inc., Class A	3,859	329,250
GameStop Corp., Class A	4,200	208,530
GNC Holdings, Inc. Class A	7,544	412,129
Lumber Liquidators Holdings, Inc.(1)	2,126	226,738
O'Reilly Automotive, Inc.(1)	4,764	607,839

PetSmart, Inc.	5,466	416,837
Ross Stores, Inc.	4,954	360,651
Signet Jewelers Ltd.	8,627	618,124
Tractor Supply Co.	13,990	939,708

		4,119,806

TEXTILES, APPAREL AND LUXURY GOODS — 4.9%
Hanesbrands, Inc.	15,736	980,510
Michael Kors Holdings Ltd.(1)	3,177	236,750
PVH Corp.	2,577	305,864
Under Armour, Inc. Class A(1)	2,578	204,822

		1,727,946

THRIFTS AND MORTGAGE FINANCE — 0.5%
Ocwen Financial Corp.(1)	3,150	175,676

TOBACCO — 0.9%
Lorillard, Inc.	7,102	318,028

TRADING COMPANIES AND DISTRIBUTORS — 1.0%
United Rentals, Inc.(1)	6,272	365,595

WIRELESS TELECOMMUNICATION SERVICES — 1.9%
SBA Communications Corp., Class A(1)	8,235	662,588

TOTAL COMMON STOCKS (Cost $23,723,353)		34,800,448

TEMPORARY CASH INVESTMENTS — 1.0%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $66,653), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $65,371)		65,371
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $79,872), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $78,445)		78,445
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $80,026), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $78,446)		78,446
SSgA U.S. Government Money Market Fund	120,821	120,821

TOTAL TEMPORARY CASH INVESTMENTS (Cost $343,083)		343,083

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $24,066,436)		35,143,531

OTHER ASSETS AND LIABILITIES — (0.1)%		(33,934)

TOTAL NET ASSETS — 100.0%		$35,109,597

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	202,693	GBP	126,149	Credit Suisse AG	10/31/13	(1,484)

Notes to Schedule of Investments
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	32,882,286	—	—
Foreign Common Stocks	1,647,648	270,514	—
Temporary Cash Investments	120,821	222,262	—
Total Value of Investment Securities	34,650,755	492,776	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(1,484)	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$24,106,739
Gross tax appreciation of investments	$11,154,894
Gross tax depreciation of investments	(118,102)
Net tax appreciation (depreciation) of investments	$11,036,792

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 26, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 26, 2013